Credit Risk	12 Months Ended
Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Credit Risk
Credit risk

Overview
Credit risk is the risk of financial loss due to the default or credit quality deterioration of a customer or counterparty to which we provided credit, or for whom we have assumed a financial obligation.
We set out how our exposures arise and our approach to credit risk across the credit risk lifecycle. We discuss our ECL approach and the key inputs to our ECL model. We also summarise various Covid-19 support measures provided to our customers and their impact on ECL. We then analyse our key metrics, credit performance and forbearance, and highlight how Covid-19 affected them where relevant.

Key metrics Stage 3 ratio remained stable at 1.43% (2020: 1.42%). Loss allowances decreased to £866m (2020: £1,377m). Average LTV of 64% (2020: 64%) on new mortgage lending.
CREDIT RISK MANAGEMENT
Exposures (audited)
Exposures to credit risk arise in our business segments from:

Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Homes,
–We provide residential mortgages for customers with good credit quality (prime lending).
–We provide these mostly for owner-occupied homes, with some buy-to-let mortgages provided to non-professional landlords.
In Everyday Banking,
–We provide unsecured lending to individuals, including personal loans, credit cards and account overdrafts.
–We provide banking services to businesses with a turnover of up to £6.5m per annum and relatively simple borrowing needs. We offer overdrafts, credit cards and business loans.

–We provide financing for cars, vans, motorbikes and caravans through Santander Consumer (UK) plc (SCUK).
–Through our joint ventures, Hyundai Capital UK Ltd and Volvo Car Financial Services UK Limited, we provide retail point of sale customer finance and wholesale finance facilities (stock finance).

–Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance.
–We provide these to SMEs and mid-sized corporates with an annual turnover of up to £500m, Commercial Real Estate and Social Housing associations.

–Asset and liability management of our balance sheet, as well as our non-core and legacy portfolios being run down.
–Exposures include financial institutions, sovereign and other international organisation assets, and structured products, chosen for diversification and liquidity.
–Crown Dependencies - mainly residential mortgages to individuals in Jersey and the Isle of Man.

The segmental basis of presentation in this Annual Report has changed following a management review of our structure, and comparative amounts have been restated to be consistent with the new presentation. Previously, Consumer Finance was managed as part of Retail Banking. See Note 2 for more information.
Santander UK transferred a significant part of the CIB business to the London branch of Banco Santander SA under a Part VII banking business transfer scheme which completed on 11 October 2021. For more information, see Note 43.
Prior to the transfer, CIB provided loans, bank accounts, treasury services and markets activities, trade finance, receivables discounting and cash transmission to large corporates and financial institutions, under approved ring-fenced bank exceptions policy.

In 2021, our product teams expanded their focus to develop new ways to help customers transition to a low carbon economy. We launched a market first bespoke home energy report, ‘EnergyFact’, in partnership with Countrywide, with a goal to start meaningful engagement with mortgage customers and to begin to raise awareness on home improvements targeting energy efficiency and reduced carbon emissions.

More than 3,500 mortgage customers have completed EnergyFact assessments and created a tailored guidance plan for their home since the start of the programme in March 2021.

EnergyFact will be prominent in the end-to-end customer journey we are building to support our customers on their net-zero journey. We will help customers become more informed, understand available grants and funding, provide green financing options, and benefit from partnerships with suppliers.

We are looking to rapidly expand the distribution to customers throughout the UK.
EnergyFact report for mortgage customers
Our approach to credit risk
We manage our portfolios across the credit risk lifecycle, from drawing up our risk strategy, plans, budgets and limits to make sure the actual risk profile of our exposures stays in line with our business plans and within our Risk Appetite. We further tailor the way we manage risk across the lifecycle to the type of product and regularly review our approach and refine it when we need to.
1. Risk strategy and planning (audited)
All relevant areas of the business work together to create our business plans. We aim to balance our strategy, goals, and financial and technical resources with our Risk Appetite. To do this, we focus on economic and market conditions and forecasts, regulations, conduct matters, profitability, returns and market share.
2. Assessment and origination (audited)
Managing credit risk begins with lending responsibly. That means only lending to customers who are committed to paying us back and can afford to, even if their circumstances change. We undertake a thorough risk assessment to make sure a customer can meet their obligations before we approve a loan.
We take proportionate steps to assess whether a customer will be able to repay the money borrowed. We do this by a series of initial affordability and credit risk assessments. We access each customer’s credit profile and signs of how reliable they are at repaying credit. When a customer applies, we assess the data they provide, plus data from credit reference agencies (for Retail Banking and Consumer Finance) and performance on their other Santander accounts (if they have any) against our Credit Policy.
Retail Banking
In Homes, for secured loans, we assess affordability by reviewing the customer’s income and spending, their other credit commitments, and what would happen if interest rates went up. Many of our decisions are automated as we use data available to us. We tailor the process and how we assess the application based on the product. More complex transactions often need greater manual assessment. This means we have to rely more on our credit underwriters’ skill and experience in making the decision.
In Everyday Banking, similar to Homes, many of our decisions are automated as we use data available to us. We tailor the process and how we assess the application based on the product. For unsecured personal loans and credit cards, we assess affordability by reviewing the customer’s income and spending, their other credit commitments and stress accommodation costs on a proportionate basis.
For business banking services, we use a combination of internal, credit reference agency and application data in our credit assessments. Credit scoring combined with policy rules give us confidence that businesses are creditworthy and can afford their repayments.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios is:

Portfolio	Description
Residential mortgages	Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.
Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services	Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director but we do not treat these as collateral.

Consumer Finance
In Consumer Finance, similar to Retail Banking, many of our decisions are automated as we use data available to us. We tailor the process and how we assess the application based on the product. Residual value risk is one of our top risks. We use leading independent vehicle valuation companies to assess the future value of the asset before the start of the agreement.
Credit risk mitigation
The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance	Collateral is in the form of legal ownership of the vehicle for most consumer (auto) finance loans, with the customer being the registered keeper. Only a very small proportion of the business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure that the value of the vehicle being lent against is appropriate.

Corporate & Commercial Banking
Our risk assessment assigns each customer a credit rating according to the internal rating threshold, using our internal rating scale (see ‘Credit quality’ in ‘Santander UK group level – credit risk review’ section). To do this, we look at the customer’s financial history and trends in the economy, backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year for those clients that are rated. We also assess the underlying risk of the transaction, taking account of any mitigating factors (see the tables below) and how it fits with our risk policies, limits and Risk Appetite.
Responsible lending, including climate change and the transition to a low carbon economy
We lend to a wide range of sectors and industries, including those that are intrinsic or of strategic importance to the economy of the UK. As part of lending responsibly, we observe the Equator Principles as a way to factor social, ethical and environmental impacts into our risk analysis and decision making for financial transactions. Our Reputational Risk and Environmental, Social and Climate Change (ESCC) Risk policies define how we create long-term value while managing those risks. Our policies cover Oil & Gas, Power Generation & Transmission, Mining & Metals and Soft Commodities. For example, financing is prohibited for project-related financing for Coal Fired Power Plants (CFPPs) projects worldwide and we will only work with new clients with CFPPs to provide specific financing for renewable energy projects. In line with the Banco Santander commitment, we will eliminate all exposure to thermal coal mining and stop providing financial services to power generation clients with over 10% revenue from thermal coal by 2030. We pay special attention to the ESCC risks of various activities and projects, including liquid natural gas facilities; deep-sea and ultra-deep-sea oilfields; nuclear power generation; solid and gaseous biomass; precious minerals and metals mining; and native tropical timber extraction. We review all relationships and transactions with identified ESCC risks or reputational risks including human rights, to ensure they are within our risk appetite. Key decisions can be escalated to the Reputational Risk Forum and, if required, the Board.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate	Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we get an independent professional valuation which assesses the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset which is charged to us.

We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

We consider the UK Government guarantee supporting losses on amounts lent under its Coronavirus Loan Schemes as collateral (80% for CBILS, CLBILS and RLS, and 100% for BBLS).
Commercial Real Estate	We take a first legal charge on commercial property as collateral. The loan is subject to strict criteria, including the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before agreeing the loan, we visit the property and get an independent professional valuation which assesses the property, the tenant and future demand. Loan agreements typically allow us to obtain revaluations during the term of the loan.
Social Housing	We take a first legal charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.
Corporate Centre
We follow the same assessment and origination process in Corporate Centre as that in Corporate & Commercial Banking.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products	These are our High Quality Liquid Assets (HQLA) and Legacy Treasury asset portfolios. These assets are primarily ABS and covered bonds, which benefit from senior positions in the creditor hierarchy. Their credit rating reflects the over-collateralisation in the structure, and the assets that underpin their cash flows and repayment schedules.
Social Housing	We manage the risk on this portfolio in the same way as for the Social Housing portfolio in Corporate & Commercial Banking.
Financial Institutions	We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Legacy Portfolios in run off	We often hold collateral through a first legal charge over the underlying asset or cash. We get independent third-party valuations on fixed charge security in line with industry guidelines.
Crown Dependencies	We manage the risk on this portfolio in the same way as for mortgages in Retail Banking.
Corporate & Investment Banking
Prior to the transfer in Q4 2021, we followed the same assessment and origination process in Corporate & Investment Banking as that in Corporate & Commercial Banking and Corporate Centre. In addition, in Corporate & Investment Banking, a specialist analyst usually reviewed a transaction at the start and over its life.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios were as follows.

Portfolio	Description
Large Corporates	Most of these corporate loans and products were unsecured. We also had a structured finance portfolio, where we typically held legal charges over assets we financed. We monitored borrowers in line with expected performance and applicable covenants, so we detected any financial distress early.
Financial Institutions	Financial Institutions exposures were minimal and were managed in the same way as Large Corporates.
3. Monitoring (audited)
We measure and monitor changes in our credit risk profile on a regular and systematic basis against our budgets, limits and benchmarks.
Credit concentrations
A core part of our monitoring and management is a focus on credit concentrations, such as the proportion of our lending that goes to specific borrowers, groups or industries. We set and monitor concentration limits in line with our Risk Appetite and review them on a regular basis.
–Geographical concentrations: We set exposure limits to countries and geographies, with reference to the country limits set by Banco Santander and our own Risk Appetite. For more geographical information, see ‘Country risk exposures’.
–Industry concentrations: We also set exposure limits by industry sector. We set these limits based on the industry outlook, our strategic aims and desired level of concentration, and relevant limits set by Banco Santander. We analyse committed exposures in the ‘Credit risk review’ section that follows.
Retail Banking
In Homes, we use IT systems and data available to us to monitor accounts. The main parts are:
–Behavioural scoring: we use statistical models that help predict whether a customer will have problems repaying, based on how they use their accounts
–Credit reference agencies: we often use data from agencies on how the borrower is handling credit from other lenders in our behaviour scoring models
–Other Santander accounts: each month, we also look at how the customer uses their other accounts with us, so we can identify problems early.
Our day-to-day retail credit risk monitoring relies on a mix of product, customer and portfolio performance measures as described above. However, changes in the wider UK macro-economy also impact our Homes portfolio. To reflect this, since 2017 we have used a Retail Risk Playbook tolerance framework to enhance our day-to-day risk monitoring. This is a formal, structured framework that sets out the macroeconomic variables that are most relevant to retail portfolio performance. We monitor these variables against the related forecasts in our business plans. If the economy deviates materially from our forecasts, we formally review and reconsider our retail risk management policy and strategy. This framework will stay in place for as long as we consider it necessary.
Covid-19 has and will continue to affect the macro-economic environment and we have responded to this using the Retail Risk Playbook tolerance framework and management judgements to ensure that portfolio quality remains within Risk Appetite.
Our monitoring can also mean we change our minds about whether a product is still right for a customer. If we find evidence that a customer is in financial difficulties, we contact them about arrears management including forbearance, which we explain in more detail below.
For secured lending, our monitoring also takes account of changes in property prices. We estimate the property’s value every three months. In most cases, we use statistical models based on recent sales prices and valuations in that local area. Use of this model is subject to Model Risk Governance. Where a lack of data means the model’s valuation is not available, we use the original surveyor valuation with a House Price Index (HPI) adjustment as appropriate.
In Everyday Banking, similar to Homes, we use IT systems and data available to us to monitor accounts, and we use the Retail Risk Playbook tolerance framework (except for business banking services) and management judgements to ensure that portfolio quality remains within Risk Appetite. For unsecured personal lending like credit cards and overdrafts, monitoring might lead us to raise or lower credit limits. For business banking services, we review revolving credit facilities each year to ensure the facilities remain appropriate for the customer's financial circumstances.
Consumer Finance
In Consumer Finance, similar to Retail Banking, we use IT systems and data available to us to monitor accounts, and we use the Retail Risk Playbook tolerance framework and management judgements to ensure that portfolio quality remains within Risk Appetite. We also check the Residual Value of our portfolio each month, using triggers set to identify any material change in trends.
Corporate & Commercial Banking and Corporate Centre
We regularly monitor and report our credit risk by portfolio, segment, industry, location and customer. We monitor detailed analyses of our credit exposures and risk trends each month. We also report our larger exposures and risks to the Board Risk Committee each month.
Our Watchlist
We also use a Watchlist for exposures subject to annual reviews to help identify potential problem debt early. Just because a customer is on our Watchlist does not mean they have defaulted. It just means that something has happened that has increased the probability of default, such as they breach a covenant or lose a major contract.
We classify Watchlist cases as:
–Enhanced monitoring: for less urgent cases. If they are significant, we monitor them more often and where appropriate may consider more collateral.
–Proactive management: for more urgent or serious cases. We may take steps to restructure debt including extending the term, taking more collateral, agreeing a lower credit limit, or seeking repayment of the loan through refinancing or other means.
We assess cases on the Watchlist for impairment as explained in the ‘Significant Increase in Credit Risk (SICR)’ section. When a customer is included in enhanced monitoring, we do not consider that it has suffered a SICR for ECL purposes, so it remains in Stage 1 for purposes of our loss allowance calculations. When a customer is included in proactive management, we consider that it has suffered a SICR. This means we transfer it to Stage 2 and subject it to a lifetime ECL assessment to calculate the new loss allowance. We take into account any forbearance we offer. This includes whether any extra security or guarantees are available, the likelihood of more equity and the potential to enhance value through asset management.
In Corporate & Commercial Banking, as part of our client review process, for loans approaching maturity, we look at the prospects of refinancing the loan on current market terms and applicable credit policy. Where this seems unlikely, we put the case on our Watchlist.
In Corporate & Commercial Banking, there are also exposures that are not subject to annual reviews, which are primarily high volume and low value cases. They are managed using early warning indicators, which are supported by teams of expert analysts. Early warning indicators include the use of data from credit reference agencies.
In Corporate Centre, we typically monitor the credit quality of our exposures daily. We use both internal and third-party data to detect any potential credit deterioration. In addition, we manage the credit quality of our Crown Dependencies mortgages in the same way as for mortgages in Retail Banking.
Corporate & Investment Banking
Prior to the transfer in Q4 2021, we followed the same monitoring process in Corporate & Investment Banking as that in Corporate & Commercial Banking and Corporate Centre. In addition, we also monitored the credit quality of our exposures daily. We used both internal and third-party data to detect any potential credit deterioration.
4. Arrears management (audited)
Retail Banking and Consumer Finance
We have several strategies to manage arrears that we can use as early as the day after a missed payment. We assess the problems a customer is having, so we can offer them the right help to bring their account up to date as soon as possible. The strategy we use depends on the risk and the customer’s circumstances.
Corporate & Commercial Banking and Corporate Centre
We identify problem debt by close monitoring, supported by our Watchlist process for all exposures subject to annual reviews. When there is a problem, our Relationship Directors are the first to act, supported by the relevant credit risk expert. We aim to identify warning signs early by monitoring customers’ financial and trading data, checking to make sure they are not breaching any covenants, and by having regular dialogue with them. Our Restructuring & Recoveries team are engaged as needed on Watchlist cases and we may hand over more serious cases to them.
For the exposures not subject to annual review, we have several strategies for managing arrears that can be used as early as the day of the missed payment. We assess the problems a customer is having, so we can offer them the right help to bring their account up to date as soon as possible.
If a case becomes more urgent or needs specialist attention, and if it transfers to Stage 3, we transfer it to our Restructuring & Recoveries team. We aim to act before a customer defaults, to prevent it, if possible. The strategy we use depends on the type of customer, their circumstances and the level of risk. We use restructuring and rehabilitation tools to try to help our customers find their own way out of financial difficulty and agree on a plan that works for both of us.
Corporate & Investment Banking
Prior to the transfer in Q4 2021, we managed arrears in Corporate & Investment Banking in the same way as that in Corporate & Commercial Banking and Corporate Centre.
For more, see the Forbearance section.
5. Debt recovery (audited)
Sometimes, even when we have taken all reasonable and responsible steps to manage arrears, they are not effective. If this happens, we have to end our agreement with the customer and try to recover the whole debt, or as much of it as we can.
Retail Banking
In Homes, to recover what we are owed, we may use a debt collection agency, sell the debt, or take the customer to court. For retail mortgage loans we may consider legal action including repossession of the property as a last resort or, if necessary, to protect the property from damage or third-party claims. We make sure our estimated losses from repossessed properties are realistic by getting two independent valuations on each property, as well as the estimated cost of selling it. These form the basis of our loss allowances calculations. Where we do enforce the possession of a property we do not take ownership. We make use of external agents to realise the value and settle the debt. Any surplus funds are returned to the borrower or are otherwise dealt with in line with insolvency regulations.
In Everyday Banking, to recover what we are owed, we may use a debt collection agency, sell the debt, or take the customer to court, similar to our approach in Homes.
Consumer Finance
To recover what we are owed, we may use a debt collection agency, sell the debt, or take the customer to court, similar to our approach in Retail Banking. We may consider taking steps to re-possess of the vehicles we have financed.
Corporate & Commercial Banking and Corporate Centre
Where we look for an exit, we aim to do this, if we can, by agreeing with the borrower that they will sell some or all their assets on a voluntary basis or agreeing to give them time to refinance their debt with another lender. Where we cannot find a way forward or reach a consensual arrangement, we consider recovery options. This can be through an insolvency proceeding, enforcing over any collateral or selling debt on the secondary market. We may also consider other legal action available to recover what we are owed from debtors and guarantors. If there is a shortfall, we write it off against loss allowances we hold. In certain very rare instances, we may act as mortgagee in possession of assets held as collateral against non-performing commercial lending. In such cases, we carry the assets on our balance sheet and classify them in line with our accounting policies.
Corporate & Investment Banking
Prior to the transfer in Q4 2021, we followed the same debt recovery process in Corporate & Investment Banking as that in Corporate & Commercial Banking and Corporate Centre.
Loan modifications (audited)
We sometimes change the terms of a loan when a customer gets into financial difficulty (this is known as forbearance), or for other commercial reasons.
Forbearance
When a customer gets into financial difficulties, we can change the terms of their loan, either temporarily or permanently. We do this to help customers through temporary periods of difficulty so they can get back on to sustainable terms and fully pay off the loan over its lifetime, with support if needed. We try to do this before the customer defaults. Whatever we offer, we assess it to make sure the customer can afford the repayments. Forbearance improves our customer relationships and our credit risk profile. We review our approach regularly to make sure it is still effective. In a few cases, we can help a customer in this way more than once. This can happen if the plan to repay their debt doesn’t work and we have to draw up another one. When this happens more than once in a year, or more than three times in five years, we call it multiple forbearance. We only use foreclosure or repossession as a last resort.
We may offer the following types of forbearance, but only if our assessments show the customer can meet the revised payments:

Action	Description
Term extension
We can extend the term of the loan, making each monthly payment smaller. For retail customers, where applicable they must also meet our policies for maximum loan term and age when they finish repaying. Customers with interest-only mortgages have to make arrangements to repay the principal at the end of the mortgage. For corporate customers, we expect the customer to be able to pay the interest in the short-term and have a realistic chance of repaying the full balance in the long-term at a minimum. We may offer term extensions if the customer is up to date with their payments but showing signs of financial difficulties. We may also offer this option if the loan is about to mature and near-term refinancing is not possible on market terms.

Interest-only
For retail customers, interest-only is only offered as a short-term standard collections arrangement since March 2015. We now record any related shortfall in monthly payments as arrears and report them to the credit reference agencies. As a result, we do not classify interest-only arrangements agreed since March 2015 as forbearance. We continue to manage and report all interest-only arrangements offered before then as forbearance.

For corporate customers, we can agree to let a customer pay only the interest on the loan for a short time – usually less than a year. We only agree to this if we believe their financial problems are temporary and they are going to recover. After the interest-only period, we expect the customer to go back to making full payments of interest and capital once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail customers, we offer two main types, which are often combined with term extensions and, in the past, interest-only concessions:
–If the customer cannot afford to increase their monthly payment enough to pay off their arrears in a reasonable time but has been making their monthly payments (usually for at least six months), then we can add the arrears to the mortgage balance.
–We can also add to the mortgage balance at the time of forbearance, unpaid property charges which are due to a landlord and which we pay on behalf of the customer to avoid the lease being forfeited.
For corporate customers, we may agree to lower or stop their payments until they have had time to recover. We may:
–Reschedule payments to better match the customer’s cash flow – for example if the business is seasonal
–Provide a temporary increase in facilities to cover peak demand ahead of the customer’s trading improving.
We might do this by adding their arrears to their loan balance (we call this arrears capitalisation) or drawing from an overdraft. We may also offer other types of forbearance, including providing new facilities, interest rate concessions, seasonal profiling and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

When we agree to forbearance, we consider that the account has suffered a Significant Increase in Credit Risk (SICR), as we explain later on. We review our loss allowance for it and report the account as forborne. For retail accounts, if an account is in Stage 1 (a 12-month ECL) when we agree forbearance, we transfer it to Stage 2 (a lifetime ECL). For all accounts, if an account is already in Stage 2 when we agree forbearance, we keep it in Stage 2 unless the forbearance arrangement involves an account that is deemed unlikely to pay (defined through a number of events listed in our Classification Policy), the forgiveness of fees and interest or debt, or is being granted multiple forbearances which would put the case into Stage 3 (a lifetime ECL). If an account is already in Stage 3 when we agree forbearance, we keep it in Stage 3. We monitor the performance of all forborne loans. A loan moves from a lifetime ECL to a 12-month ECL once the criteria to exit forbearance have been met, as set out below.
Exit from forbearance or cure
For an account in Stage 3 to exit forbearance, all the following conditions must be met:
–The account has been classed as Stage 3 for at least one year since the end of the latest forbearance strategy
–The account is not deemed unlikely to pay
–The account is no longer in arrears, and the customer has no other material debts with us which are more than 90 days in arrears.
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met.
For an account in Stage 2 to exit forbearance, all the following conditions must be met:
–The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy
–The account has been performing, i.e. the customer is no longer in financial difficulty
–Meaningful capital and interest repayments have been made for at least 50% of the two year period
–The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears.
Other forms of debt management and modifications
When a customer is not showing signs of financial difficulties, we can also change the terms of their loan. We do this to help them manage their financial liabilities.
In addition, from March 2020 to March 2021, we provided mortgage customers with payment holidays in line with UK Government and FCA guidance. Similar payment holidays were also granted in respect of consumer (auto) finance, personal loans, credit cards, business and corporate loans. For more on this, see 'Covid-19 Support measures'. The granting of a payment holiday on its own was not considered to be a SICR event or a default under regulatory definitions or forbearance. For customers who needed further financial support after the payment holiday period, we offered them help in line with our policies.
Retail Banking
In Homes, apart from forbearance, we have sometimes changed the contract terms to keep a good relationship with a customer. We do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines on the treatment of customers in insolvency or bankruptcy.
In Everyday Banking, we do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines on the treatment of customers in insolvency or bankruptcy.
Consumer Finance
We do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines on the treatment of customers in insolvency or bankruptcy.
Corporate & Commercial Banking and Corporate Centre
When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants	If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.
Asking for more collateral or guarantees	If a borrower has unencumbered assets, we may accept new or extra collateral in return for revised financing terms. We may also take a guarantee from other companies in the same group and/or major shareholders. We only do this where we believe the guarantor will be able to meet their commitment.
Asking for more equity	Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Corporate & Investment Banking
Prior to the transfer in Q4 2021, we managed debt in Corporate & Investment Banking in the same way as that in Corporate & Commercial Banking and Corporate Centre.
Risk measurement and control
We measure and control credit risk at all stages across the credit risk lifecycle. We have a range of tools, processes and approaches.
Retail Banking and Consumer Finance
These businesses involve managing large numbers of accounts, so they produce a huge amount of data. This allows us to take a more analytical and data intense approach to measuring risk. This is reflected in the wide range of statistical models we use across the credit risk lifecycle. We use:
–Risk strategy and planning: econometric models
–Assessment and origination: application scorecards, and attrition, pricing, loss allowance and capital models
–Monitoring: behavioural scorecards and profitability models
–Arrears management: models to estimate the proportion of cases that will result in possession (known as roll rates)
–Debt recovery: recovery models.

We assess and review our loss allowances regularly and have them independently reviewed. We look at a number of factors, including the cash flow available to service debt. We also use an agency to value any collateral – mainly mortgages.
Corporate & Commercial Banking and Corporate Centre
We measure the credit risk on treasury products by adding their potential future exposure to market movements over their lives to their fair value. Then we add it to any other exposure and measure the total against our credit limits for each client. In Corporate Centre, we manage the credit quality of our Crown Dependencies mortgages in the same way as for mortgages in Retail Banking. We assess our loss allowances regularly by looking at a number of factors, including the cash flow available to service debt and the value of collateral based on third-party professional valuations.
Corporate & Investment Banking
Prior to the transfer in Q4 2021, we measured and controlled credit risk in the same way as Corporate & Commercial Banking and Corporate Centre.
Key metrics (audited)
We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)	ECL tells us what credit risk is likely to cost us either over the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3	We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage. We explain how we allocate a facility to Stage 1, 2 or 3 below.
Stage 3 ratio	The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is the main indicator of credit quality performance.
Expected Loss (EL)	EL is based on the regulatory capital rules of CRD IV and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default. We calculate each factor in accordance with CRD IV and include direct and indirect costs. We base them on our risk models and our assessment of each customer’s credit quality. There are differences between regulatory EL and IFRS 9 ECL, which we set out below. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS accounting policy on impairment, see Note 1 to the Consolidated Financial Statements.
We also assess risks from other perspectives, such as geography, business area, product and process to identify areas we need to focus on. We also use stress testing to establish vulnerabilities to economic deterioration. Our business segments tailor their approach to credit risk to their own customers, as we explain later on.
Key differences between regulatory EL and IFRS 9 ECL models
There are differences between the regulatory EL and the IFRS 9 ECL approaches. Although our IFRS 9 models use the existing Basel advanced IRB risk components, we need to make several adjustments to ensure the outcome is in line with the IFRS 9 requirements, i.e. the financial reporting standard we use, as follows.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Floored at amount owed, except on some revolving facilities. Recognises ability for exposure to reduce from the balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At the weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date
Recognising ECL (audited)
The ECL approach estimates the credit losses arising from defaults in the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since the origination date. The ECL approach takes into account forward-looking data, including a range of possible outcomes, which should be unbiased and probability-weighted in order to reflect the risk of a loss being incurred even when it is considered unlikely.
Critical judgements and accounting estimates applied in calculating ECL (audited)
IFRS 9 recognises that critical management judgements and accounting estimates are an essential part of calculating ECL. Specifically, where the historical data that we use in our models does not reflect current or future expected conditions, or the data we have does not cover a sufficient period or is not robust enough. We consider the critical accounting estimates in calculating ECL to be:
–Forward-looking multiple economic scenarios; and
–Probability weights applied to multiple economic scenarios.
We consider the critical management judgements in calculating ECL to be:
–Definition of default;
–Significant Increase in Credit Risk (SICR) thresholds;
–Post Model Adjustments (PMAs);
–Internal credit risk rating for corporate borrowers; and
–Individually assessed corporate Stage 3 exposures.

See sections below for more on each of these key judgements and estimates.
Multiple economic scenarios and probability weights (audited)
For all our portfolios, except CIB, we use five forward-looking economic scenarios. For 2021, they consist of a central base case, one upside scenario and three downside scenarios. We use five scenarios to reflect a wide range of possible outcomes for the UK economy.
(i) For all our portfolios, except CIB
Our forecasting approach
We derive our scenarios in part by using a set of parameters in GDP fan charts published by the Office for Budget Responsibility (OBR). To avoid major changes to the scenarios due to changes in the OBR fan charts, we place more weight on the long-run outlook of the fan charts rather than relying solely on each individual release as this can create large swings in the scenarios which may not be appropriate. We use the OBR fan charts to calculate our GDP paths for each scenario. For 2021 this applied to the Upside 1, Downside 1 and Downside 2 scenarios. These fan charts reflect the probability distribution of a deviation from the OBR’s central forecast to illustrate the uncertainty regarding the outcome of a variable, in this case GDP.
We use the 0.6 fan chart path for our Upside 1 scenario and the 0.3 path for Downside 1. For Downside 2 we use a blend of the Downside 1 scenario and the base case rather than the 2008/09 recession, which is used under BAU. This is because the fall in GDP in the base case is markedly higher than the one seen in 2008/09, due to the lockdown restrictions imposed due to Covid-19. To ensure that Downside 2 is kept consistent with any changes to the OBR fan charts, we calculate the Downside 2 GDP by taking the percentage difference between Downside 2 and Downside 1 GDP in the original forecast and applying this difference to the new Downside 1.
Once we have established the GDP paths for each scenario, we run them through the Oxford Global Economic Model (OGEM) to derive the other macroeconomic variables, such as unemployment and house prices. These variables are the product of the GDP growth paths we have forecast and the output of the OGEM for these growth paths. We then impose a Bank Rate profile for each scenario using expert judgement. We determine the Bank of England Bank Rate (Bank Rate) by using the base case Bank Rate profile and adjusting this for each of the four other scenarios. To do this, we firstly consider what each of the scenarios is trying to achieve.
For the upside scenario, which has a higher growth path and rising productivity growth, we allow for a managed tightening of the monetary stance, so we assume small increases in Bank Rate. In contrast, for Downside 2 the scenario shows monetary policy forced into a reactive stance to contain CPI inflation at a time of weakening output growth, so we assume the Bank of England would raise rates in this scenario to bring inflation back to its target rate. The rising Bank Rate profiles are based on forward guidance from the Bank of England, where increases are assumed to be gradual and incremental. For the Downside 1 scenario, this is aligned to the base case forecast for the majority of the 5 year forecast as inflation is similar to that of the base case, and for Downside 3, this shows a negative interest rate profile which the Bank of England follows to try and boost growth with inflation remaining low. In this way, our scenarios reflect a range of possible outcomes that the Bank of England may follow for different growth paths.
Our use of five scenarios is designed to reflect different possible outcomes to the base case forecast highlighting the upside and downside risks associated with the central scenario. The downside risks for the UK economy include further waves of Covid-19 leading to restrictions on economic activity, a further and sharper downturn in global growth, a substantial increase in inflation which raises the cost of living, a continuation of the very low productivity growth seen in the UK, and a move to a more protectionist agenda for trade. The upside risks are more muted at present and include a stronger recovery in global growth, coupled with a move to more open trade and further trade agreements with other countries.
We update the baseline in our economic scenarios at least twice a year in line with our annual budgeting and three-year planning processes, or sooner if there is a material change in current or expected economic conditions. For instance, in 2021 the base case has been updated every quarter. We refresh all our economic scenarios each quarter to reflect the latest data and OBR fan charts if these have changed, which are then reviewed and approved by the Credit Risk Provisions Forum (CRPF). The CRPF also assesses the probability weights at least once a quarter.
We do not use consensus forecasts as inputs to our models, but we do compare the outputs of our models against consensus views for the base case, to make sure that we understand any significant differences and address them where needed. At the end of 2021, there were no significant differences between our base case forecasts and the consensus views.
In 2021, we were also able to do further peer benchmarking analysis of the economic scenarios using the data the PRA provided, which for Q4 2021 included the mean weighted analysis for a selection of economic variables, including GDP, unemployment rate and HPI. This meant that we could compare our weighted scenarios against the average of our peers to understand what differences there may be. The conclusion of this analysis demonstrated that our economic scenarios were in line with our peers, although on a weighted basis house price inflation reflected a more conservative view.
In 2021, we also considered any likely impact from climate change risk on our forecasting approach and concluded that no adjustment to the multiple economic scenarios for climate change risk was required. This is because climate change effects are generally regarded to be relevant over a longer timeframe than our forecast period of five years.
Key changes to our forecasting approach in 2021
In 2021, there were no specific changes to our forecasting approach. The OBR have not published fan charts since March 2020. However, in order to ensure that the error bands remain reasonable, they have been cross-checked against other forecasters views on downside and upside scenarios to make sure they remain a reasonable proxy and we are considering using our own fan chart error bands going forward to mitigate this issue.
Base case
For our base case, the forecasts are based on the following assumptions: that there are no further lockdowns due to rising Covid-19 infections; that the majority of overseas travel restrictions have been removed; that supply constraints continue into 2022; that in Q4 further self-imposed social distancing restrictions are re-enacted to deal with increased infection rates slowing growth further; and that GDP 2019 levels are returned to in H1 2022. It is normal practice to review the scenarios and associated weights every quarter to ensure they appropriately reflect the current economic circumstances, and we will continue to follow that approach particularly as the advice the UK Government issues is subject to change in this fluid environment.

Base case key macroeconomic assumptions
–House price growth: The stamp duty holiday ceased at the end of September 2021. However, there has not appeared to be a marked slowdown in house price growth, although it was expected to fall back further in Q4 2021 as more normal demand patterns for housing emerge. With unemployment continuing to remain low, conditions for buying still favourable, albeit with mortgage rates increasing in line with Bank Rate hikes, and with the supply side remaining weak this will help keep house prices from falling. On this basis we were projecting an increase of 5% by the end of 2021, although this will vary across the UK regions with London seeing much smaller rises.

–GDP: The outlook assumes the recovery peaked in Q2 2021 with slowing quarterly growth rates thereafter. Growth in 2021 and 2022 will be hampered by the changes to the trading conditions brought about by the UK’s exit from the EU and with supply constraints continuing to dominate, raising prices which along with the jump in prices for gas and oil result in inflation peaking in H1 2022. Growth continues in 2022, but with rates starting to return to pre-Covid levels as catch-up consumption begins to dissipate and the economy moves towards average growth rates. Key to growth is ensuring rising prices remain under control and that the cost of living spike remains that.

–Unemployment rate: Unemployment was expected to peak in Q4 2021 at 4.7% as the UK Government’s job support schemes come to an end. However, with the majority of UK businesses wanting to retain staff for when trading conditions return to more 'normal' patterns, unemployment continues to fall back over the forecast period. Given the reduced size of the UK workforce, unemployment by the end of the forecast period is only slightly higher than pre-pandemic.

–Bank Rate: For the Bank Rate forecast, the base case had Bank Rate at 25bps at the end of 2021, in line with the increase in rates implemented by the Monetary Policy Committee (MPC) on 16 December 2021. In 2022 it assumes two further rate hikes of 25bps, each to end 2022 at 75bps. These further increases are designed to bring CPI inflation back towards target in 2023 given a peak of circa 6% in H1 2022. The base case remains flat from beginning of 2023 over the rest of the forecast period as inflation starts to drop back with rates now at pre-pandemic levels. The Bank of England look to bed in these new rates and to understand its effects on businesses.

In the medium-term, the projections assume that current demographic and productivity trends will continue, causing a reduction in the UK’s growth potential. For instance, it is likely that the reduction in the UK workforce continues and that this will have a knock on impact for the economy, particularly if there are shortages of skilled workers in particular sectors. This is reflected in an average annual growth expectation of 1.6%, the OBR’s latest estimate of the UK’s long run average growth rate. CPI inflation is forecast to be significantly above the 2% target rate in the initial forecast period but then fall to target by the end. With higher levels of savings, consumers use a proportion of these to help support household spending power through 2022.
In summary, the base case assumes that the outlook improves as the successful vaccination programme continues, which ends the need for further national lockdowns.
Key changes to our base case in 2021
The key changes to our base case assumptions in 2021 were: (i) stronger GDP growth in 2021 and weaker expansion in 2022 to reflect the faster recovery followed by a return to slower, pre-pandemic growth rates; (ii) the unemployment rate, whilst lower than expected given the government furlough scheme, rises a little and peaks in Q4 2021. Thereafter it falls back very gradually over the forecast horizon; (iii) there is much faster house price growth in 2021 as the ending of the stamp duty holiday only has a limited effect on reducing demand and supply remains constrained; and (iv) the Bank Rate profile increases to 75bps by 2022 and thereafter is held flat at its pre-pandemic level of 0.75%. This had the effect of increasing the weighted average of the Bank Rate across the five scenarios to 1.25%.
Other scenarios
Based on this revised base case, we have reviewed our suite of scenarios to ensure that they capture the wide range of potential outcomes for the UK economy. These include (i) a significant rise in Covid-19 cases and further lockdown measures being imposed as variants continue to appear; (ii) a slower recovery that is more akin to the ‘U’ shape of past recessions; (iii) higher inflation; (iv) labour market frictions due to skills mismatches and a shrinking workforce as some discouraged workers leave altogether (for example EU workers returning to their native countries and older UK born workers retiring early); and (v) the global economy bouncing back more strongly than expected.
In order to reflect these potential outcomes, we decided to continue to use the base case and four additional scenarios, which management considers to provide a range wide enough to reflect all of the above potential outcomes. However, as the risks remain skewed to the downside, to reflect these outcomes sufficiently, we concluded that only one upside scenario would be needed to reflect the upside risks to the base case. As with the base case, the scenarios are forecast over a five-year period and then mean revert over the next three years to the OBR's latest estimate of the UK's long run average growth rate.
The four scenarios are as follows:
One upside scenario
Our modest upside scenario remains appropriate based on vaccines and boosters continuing to be distributed quickly and effectively to the population, which in turn creates a more resilient workforce. It also assumes a faster global recovery and the UK continuing to agree to trade agreements with a number of countries outside the EU. It is also based on productivity growth recovering. HPI for Upside 1 is less positive than for the base case and is based on the HPI equations built into the Oxford Global Economic Model (OGEM) and the particular GDP profile used, whereas our base case reflects our planning view which allows for flexibility to align what is currently seen in the market to the outlook of the economic variable forecast.
Three downside scenarios
Downside 1 assumes further local/regional restrictions were implemented as we moved through 2021 and into 2022 than in the base case as a means of controlling increases in infection rates, which in turn impact economic growth as vaccines are not as effective in combating new variants as hoped. The scenario also reflects a fall in demand for housing leading to downward price corrections over the next five years with a peak to trough of negative 5%. It assumes trade agreements with other countries being negotiated over the forecast period, but fewer than in the base case.
Downside 2 reflects a severe downturn with a longer recovery needed (U shape) capturing even more conservatism and lack of confidence in terms of spending by consumers with higher levels of unemployment. For businesses, it reflects a slower return to profitability and more insolvencies as vaccines are unable to keep infection rates from new variants under control. Companies also struggle to adapt to the new trading conditions with the EU, which create supply bottlenecks and push up manufacturing costs that businesses can no longer absorb, forcing them to pass this burden onto consumers. With business confidence weak and investment contracting, a reduction in investor appetite for UK assets causes a sharp depreciation in sterling which pushes up imported inflation and causes the MPC to raise rates significantly. It also assumes that the incidence of major risk events, for example those caused by climate change, continue to occur exposing risks to countries’ fiscal position and the means to respond to such events which results in growth taking far longer to recover.
There is a substantial rise in interest rates of up to 3%, which results in a large increase in debt-service costs to households and a rapid undermining of demand in the housing market. House values fall sharply and the combination of rising interest rates and unemployment with falling house prices results in a rising profile of credit impairment losses.
Downside 3 features a double dip in economic activity (W shape) lasting three quarters, with higher unemployment and a sharper fall in house prices compared to the four other scenarios. The fall in GDP of circa 7% between Q4 2020 and Q2 2022 is less than half the fall of circa 22% in H1 2020, as this assumes businesses have contingency plans to be able to stay open whilst practising social distancing. The peak in the unemployment rate is similar to that seen in the early 1980s recession peaking at 11.9% in 2022 and remaining in double digits until early 2023, before falling back very gradually. The long-term effects of high unemployment result in a permanent hit to potential output, as persistent and elevated uncertainty leads to more job losses and corporate bankruptcies. Sharp falls in house prices (circa 27%) combined with persistently higher unemployment have particularly adverse consequences for credit impairment charges.
Key changes to our alternative scenarios in 2021
The key changes to our alternative scenarios in 2021 related to changes to the base case, historical data for each variable, and the OGEM. We also rolled forward the GDP path in Downside 3 but kept the overall shape of the profile the same. We did not make any other methodological changes to the scenarios. The combination of these different inputs will mean differences across the variables for each of the alternative scenarios when we update them each quarter. As such, it is not possible to pin-point a specific reason for each change as we do not run the inputs in isolation. However, we compare the variables between each quarter and review any large changes to ensure they are not erroneous.
The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2021:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
		%	%	%	%	%
GDP(1)	2020 (actual)	(9.7)	(9.7)	(9.7)	(9.7)	(9.7)
	2021	7.0	6.9	6.8	6.2	5.6
	2022	4.8	4.6	4.1	(0.7)	(7.5)
	2023	2.2	1.7	0.9	0.5	3.1
	2024	1.9	1.5	0.5	1.6	1.5
	2025	2.1	1.6	0.5	1.7	1.5
Bank Rate(1)	2020 (actual)	0.10	0.10	0.10	0.10	0.10
	2021	0.25	0.25	0.25	0.25	0.25
	2022	0.75	0.75	0.75	1.00	(0.50)
	2023	0.75	0.75	0.75	2.00	0.00
	2024	1.25	0.75	1.00	3.00	0.00
	2025	1.75	0.75	1.00	2.75	0.00
HPI(1)	2020 (actual)	6.9	6.9	6.9	6.9	6.9
	2021	5.4	5.0	5.4	5.4	(2.5)
	2022	(0.8)	2.0	(1.8)	(8.3)	(19.6)
	2023	(2.0)	2.0	(4.6)	(13.1)	(9.3)
	2024	1.0	2.0	(3.1)	(4.8)	2.4
	2025	3.8	2.0	(0.7)	4.3	3.3
Unemployment(1)	2020 (actual)	5.2	5.2	5.2	5.2	5.2
	2021	4.4	4.7	4.4	4.4	6.8
	2022	4.4	4.5	4.8	6.9	11.4
	2023	4.2	4.4	5.0	6.9	8.7
	2024	3.9	4.3	5.1	6.4	8.0
	2025	3.7	4.3	5.4	6.1	7.4

The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2020:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
		%	%	%	%	%
GDP(1)	2020	(10.5)	(11.5)	(10.5)	(11.1)	(11.5)
	2021	4.8	4.5	4.0	(0.8)	(8.0)
	2022	4.9	6.1	3.6	3.2	3.1
	2023	3.0	2.2	1.5	2.7	1.5
	2024	2.0	1.5	0.4	1.5	1.5
Bank Rate(1)	2020	0.10	0.10	0.10	0.10	0.10
	2021	0.25	0.10	0.10	0.75	(0.50)
	2022	0.75	0.10	0.10	1.75	0.00
	2023	1.25	0.10	0.10	3.00	0.00
	2024	1.75	0.25	0.25	2.75	0.00
HPI(1)	2020	3.7	3.5	3.7	3.7	3.5
	2021	(4.6)	(2.0)	(5.4)	(11.3)	(19.7)
	2022	(4.1)	1.5	(6.6)	(14.5)	(8.2)
	2023	2.4	2.0	(1.8)	(3.8)	1.3
	2024	5.5	2.0	0.5	4.9	3.1
Unemployment(1)	2020	6.3	6.8	6.3	6.3	6.8
	2021	6.1	7.5	6.5	8.5	11.4
	2022	5.3	6.2	6.1	7.9	8.7
	2023	4.4	5.6	5.7	6.9	8.0
	2024	4.1	5.5	5.8	6.5	7.4
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
Our macroeconomic assumptions and their evolution throughout the forecast period
Our macroeconomic assumptions and their evolution throughout the forecast period for 2021 and 2020 were:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
2021		%	%	%	%	%
House price growth	5-year average increase/decrease	1.30	2.00	(1.78)	(3.27)	(6.00)
	Peak/(trough) at (1)	(3.07)	0.00	(9.87)	(24.03)	(32.12)
GDP	5-year average increase/decrease	2.33	1.89	0.93	0.49	(0.58)
	Cumulative growth/(fall) to peak/(trough) (2)	12.19	9.83	4.75	2.48	(2.85)
Unemployment rate	5-year end period	3.60	4.30	5.65	5.95	6.80
	Peak/(trough) at (1)	4.45	4.70	5.65	7.27	11.90
Bank of England bank rate	5-year end period	2.00	0.75	1.00	2.25	0.25
	Peak/(trough) at (1)	2.00	0.75	1.00	3.00	(0.50)

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
2020		%	%	%	%	%
House price growth	5-year average increase/decrease	0.49	1.38	(2.01)	(4.54)	(4.44)
	Peak/(trough) at (1)	2.45	7.11	(9.65)	(20.72)	(20.32)
GDP	5-year average increase/decrease	0.75	0.39	(0.38)	(0.98)	(2.82)
	Cumulative growth/(fall) to peak/(trough) (2)	3.82	1.96	(1.88)	(4.80)	(13.33)
Unemployment rate	5-year end period	4.14	5.50	5.84	6.52	7.40
	Peak/(trough) at (1)	6.28	7.90	6.51	8.78	11.90
Bank of England bank rate	5-year end period	1.75	0.25	0.25	2.75	0.00
	Peak/(trough) at (1)	1.75	0.25	0.25	3.00	(0.50)
(1)For GDP and house price growth it is the peak to trough change within the 5 year period; for the unemployment rate it is the peak; and for Bank Rate it is the peak or trough.
(2)This is the cumulative growth for the 5 year period.
The historical and forecast growth rates for the GDP assumptions we use for scenario modelling
The evolutions of the historical and forecast growth rates for the GDP assumptions we used for scenario modelling at 31 December 2021 and 31 December 2020 were:
GDP assumptions applied at 31 December 2021
GDP assumptions applied at 31 December 2020
Our forecasting period for GDP is five years and then we revert to the average trend growth over three years based on the OBR’s long-run GDP forecast. The reversion to mean for all macroeconomic variables is expected to take three years after the initial five-year forecast period.
Scenario weights
Given the change to the base case in Q4 2021, we undertook a full review of the probability weights applied to all the scenarios. The setting of probability weights needs to consider both the probability of the economic scenarios occurring while ensuring that the scenarios capture the non-linear distribution of losses across a reasonable range. To support the initial assessment of how likely a scenario is to occur, we typically undertake a Monte Carlo analysis which would ascertain the likelihood of a five-year average GDP forecast growth rate occurring based on the long run historically observed average. Creating a standard distribution bell curve around this long run average allows us to estimate the probability of a given GDP scenario occurring and therefore assign a probability weight to that scenario. However, a key challenge with this approach in a stressed environment like the one seen in 2020 is that extreme GDP forecasts occur.
Due to the extreme falls in growth, in 2020 we changed the time period that we looked at for the Monte Carlo analysis to 2007-2012 in order to capture the very low period of growth, similar to those seen in 2020. However, this time period is no longer appropriate as the economy recovers resulting in large upswings in growth. As such, we have assessed various periods of growth, similar to the action we took in 2020, and the most relevant period would be to include the entire data set given that the number of growth periods since 1948 far outweighs the downswings. In this case, the base case sits at the 10th percentile with such a growth rate occurring, historically, nearly half the time (43%) implying that a weight of between 40-50% remains appropriate. Under the longer period, the Downside 3 scenario now sits in the 50th percentile since the number of significant quarterly growth periods is increasing as we move through 2021. However, this still suggests that a low weight remains appropriate.
We also need to consider the UK economic and political environment when applying weights. Although the economic recovery has started, it is clear that the roadmap will need to be altered in order to deal with any increasing infection rates caused by new variants, particularly as they are appearing regularly and vaccines may need to evolve further to deal with potential resistance to them. As such, we remain of the view that the risks are still biased to the downside and include: emergence of further variants that are resistant to existing vaccines leading to further lockdowns - at present the Omicron variant is an example of where uncertainty is affecting the UK economy via self-imposed restrictions as well as those mandated by the UK Government; a substantial increase in inflation; continuing weak investment; a larger negative impact from the EU trade deal than assumed; and the increasing possibility of a second Scottish referendum which may bring disruption to any recovery in the latter years of the forecast. As such, it remains appropriate to reflect this with a 50% weight for the downside scenarios.
The scenario weights we applied for 2021 and 2020 were:

	Upside 1	Base case	Downside 1	Downside 2	Downside 3
Scenario weights	%	%	%	%	%
2021	5	45	25	20	5
2020	5	45	15	25	10
(ii) For our CIB portfolios (prior to the transfer in Q4 2021)
Our forecasting approach
The scenario we applied for CIB was an overlay calculation which was used for the overlay in provisions estimation, due to Covid-19. The Long Run scenario was based on a long run (rather than point in time) view and was prepared in the context of a long-term stable outlook where the structural deterioration is materialised to quantify the overlay to account for the macroeconomic worsening. This was to avoid excessive volatility and considered appropriate due to the size of the portfolio. No weights were applied.
Our macroeconomic assumptions and their evolution throughout the forecast period
Our macroeconomic assumptions and their evolution throughout the forecast period for our CIB portfolio at 31 December 2020 were:

GDP assumption		%
2020	Long Run global growth scenario (1)	1.3
(1)The Long Run scenario is the average annual global growth rate over the 5 year period 2020 to 2024.
Definition of default (Credit impaired) (audited)
We define a financial instrument as in default (i.e. credit impaired) for purposes of calculating ECL if it is more than three months past due, or if we have data to make us doubt the customer can keep up with their payments i.e. they are unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail Banking and Consumer Finance
–They have been reported bankrupt or insolvent. This excludes accounts which are up to date and are not defaulted
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default, but have not caught up with the payments they had missed before that, or they have had multiple forbearance
–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
Where we use the advanced internal ratings-based basis for a portfolio in our capital calculations, we use the same default definitions for ECL purposes. The CRPF reviews and approves the definition of default at least annually. The Board Audit Committee reviews and challenges the appropriateness of the definition each year, or more often if we change it.
Between March 2020 and March 2021, we offered customers the option to take a payment holiday for up to 6 months where the customer had self certified they had been financially impacted by Covid-19. The granting of a payment holiday on its own was not considered to be a SICR, nor was it considered to be a default under regulatory definitions. Customers requiring longer-term financial support after the 6 month period, such as term extension or interest-only conversion, are treated in accordance with our normal SICR and default definitions.
Prior to the transfer in Q4 2021, we used the same definition of default in Corporate & Investment Banking as that used in Corporate & Commercial Banking and Corporate Centre.
Significant Increase in Credit Risk (SICR) (audited)
Loans which have suffered a SICR since origination are subject to a lifetime ECL assessment which extends to a maximum of the contractual term of the loan, or the behavioural term for a revolving facility. Loans which have not experienced a SICR are subject to 12-month ECL. We assess the credit risk profile of each facility to determine which of three stages to allocate them to:
–Stage 1: when there has been no SICR since initial recognition. We apply a loss allowance equal to a 12-month ECL i.e. the proportion of lifetime expected losses that relate to that default event expected in the next 12 months
–Stage 2: when there has been a SICR since initial recognition, but no credit impairment has materialised. We apply a loss allowance equal to the lifetime ECL i.e. lifetime expected loss resulting from all possible defaults throughout the residual life of a facility
–Stage 3: when the exposure is considered credit impaired. We apply a loss allowance equal to the lifetime ECL. Objective evidence of credit impairment is required. For more, see the section ‘Definition of default (Credit impaired)’ above.

We use a range of quantitative, qualitative and backstop criteria to identify exposures that have experienced a SICR. The Credit Risk Provisions Forum (CRPF) reviews and approves our SICR thresholds periodically. The Board Audit Committee reviews and challenges the appropriateness of them each year, or more often if we change them.
Quantitative criteria
We use quantitative criteria to identify where an exposure has increased in credit risk. The criteria we apply are based on whether any increase in the lifetime PD since the recognition date exceeds a set threshold both in relative and absolute terms. We base the value anticipated from the initial recognition on a similar set of assumptions and data to the ones we used at the reporting date, adjusted to reflect the account surviving to that date. The comparison uses either an annualised lifetime PD, where the lifetime PD is divided by the forecast period, or the absolute change in lifetime PD since initial recognition. For each portfolio, the quantitative criteria we used for 2021 were:

Retail Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking (1)
	Personal loans	Credit cards	Overdrafts
30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.
The criteria above are absolute (rather than relative) increases in lifetime PD since initial recognition. These are all absolute values. We also applied a relative threshold of 100% (doubling the PD) across all portfolios.
In 2021, there were no changes to the way that we measure SICR. The granting of a payment holiday on its own was not considered to be a SICR event.
Prior to the transfer in Q4 2021, we used the Internal rating method in Corporate & Investment Banking.
Qualitative criteria
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of any changes in PD. For each portfolio, the criteria we used for2021 and 2020 were:

Retail Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
- In forbearance - Default in last 24m - 30 Days past due (DPD) in last 12m - Bankrupt - £100+ arrears	- In Collections - Default in last 12m - £50+ arrears	- In forbearance - Default in last 12m - In Collections - £100+ arrears - Behaviour score indicators	- Fees suspended - Default in last 12m - Debit dormant >35 days - Any excess in month	- In forbearance - Deceased or Insolvent - Court ‘Return of goods’ order or Police watchlist - Agreement terminated - Payment holiday - Cash Collection	- In forbearance - Default in last 12m - Watchlist: proactive management - Default at proxy origination	- Watchlist: proactive management
(1)For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.

In addition, due to Covid-19 we introduced temporary Post Model Adjustments (PMAs) since Q2 2020 to Stage allocation based on collective assessments of portfolios in Retail Banking and Consumer Finance, and client level in corporate lending (Corporate & Commercial Banking and Corporate & Investment Banking segments) based on sector and client credit quality. See the section 'Post Model Adjustments (PMAs)' below for more on this.
Prior to the transfer in Q4 2021, we used Watchlist: proactive management in Corporate & Investment Banking.
Backstop criteria
As a backstop, we classify all exposures more than 30 or 90 DPD in at least Stage 2 or in Stage 3, respectively. This means that we do not rebut the backstop presumptions in IFRS 9 (i.e. credit risk has significantly increased if contractual payments are more than 30 DPD) relating to either a SICR or default.
Improvement in credit risk or cure
In some cases, instruments with a lifetime ECL (in Stage 2 or 3) may be transferred back to 12-month ECL (Stage 1). Financial assets in Stage 3 can only be transferred to Stage 2 or Stage 1 when they are no longer considered to be credit impaired, as defined above. Financial assets in Stage 2 can only be transferred to Stage 1 when they are no longer considered to have experienced a SICR. Where we identified a SICR using quantitative criteria, the instruments automatically transfer back to Stage 1 when the original PD-based transfer criteria are no longer met. Where we identified a SICR using qualitative criteria, the issues that led to the transfer must be cured before the instruments can be reclassified to Stage 1. For a loan in forbearance to cure, it must meet the exit conditions set out in the earlier section ‘Forbearance’.
Post Model Adjustments (PMAs) (audited)
We use a range of methods to identify whether we need a PMA. These include regular review of model monitoring tools, period-to-period movement and trend analysis, comparison against forecasts, and input from expert teams who monitor and manage key portfolio risks. We only recognise a PMA if the ECL is over £1m. We keep PMAs in place until we no longer need them. This will typically be when they are built into our core credit model or the conditions that impacted the historical data no longer exist.
The Risk Provisions & Forecasting team calculates PMAs to ensure they are incremental to the core credit model and to ensure the calculation is performed in a consistent and controlled manner. We apply standard end-user computing controls to material and long-standing PMAs i.e. those expected to be in place for more than six months. Our Independent Validations Team may also review significant PMAs at their discretion. The CRPF approves all new PMAs. It delegates authority to approve temporary PMAs not expected to last beyond a quarter-end to the CFO. The Consolidated Reporting team reviews all new PMAs to ensure they comply with IFRS 9. We record all PMAs on a central log maintained by the Consolidated Reporting team which documents the justification, IFRS 9 compliance assessment, expected life, recalibration frequency, calculation methodology and value of each PMA. The CRPF reviews and approves the log each quarter.

	Modelled ECL	Individually assessed	PMAs	Total ECL
2021	£m	£m	£m	£m
Retail Banking	265	1	123	389
–Homes	119	1	71	191
–Everyday Banking	146	—	52	198
Consumer Finance	51	—	1	52
Corporate & Commercial Banking	106	100	217	423
Corporate Centre	2	—	—	2
Total	424	101	341	866

2020	£m	£m	£m	£m
Retail Banking	472	3	113	588
–Homes	220	3	57	280
–Everyday Banking	252	—	56	308
Consumer Finance	110	—	8	118
Corporate & Commercial Banking	195	157	251	603
Corporate & Investment Banking	26	—	7	33
Corporate Centre	—	—	35	35
Total	803	160	414	1,377

2021 compared to 2020
PMAs reduced from £414m to £341m though the proportion of PMAs to total ECL increased from 30% to 39%. The change in proportion was mainly due to reduction in total ECL driven by favourable macroeconomic forecast and improved credit quality on assets compared to 2020.
The PMAs that we applied at 31 December 2021 and 31 December 2020 were:

	2021	2020
PMAs	£m	£m
Non Covid-19 PMAs
Long-term indeterminate arrears	14	29
12+ months in arrears	29	34
Cladding risk	15	—
Mortgages affordability	18	—
UPL loss floor	21	31
Other PMA	8	30
Total non Covid-19 PMAs	105	124
Covid-19 PMAs
Corporate lending to segments affected by Covid-19	176	193
Payment holidays	—	27
Corporate single large exposure	23	35
Model underestimation	28	20
SME debt burden	9	—
Other Covid-19 PMAs	—	15
Total Covid-19 PMAs	236	290
Long-term indeterminate arrears: To mitigate the risk of model underestimation, we fully provide for accounts in arrears which have neither repaid (cured) or been written-off after a period of 2 years for unsecured portfolios or 5 years for secured portfolios. For our secured portfolios, we use expected security valuations at the point of repossession to estimate the adjustment. At 31 December 2021 and 31 December 2020, we only needed to make an adjustment for mortgages. As a result of regulatory suspension of repossession in response to the Covid-19 pandemic, management has assumed up to a 2 year delay in repossessions when calculating the ECL uplift for this PMA. This is to make sure LTVs are appropriately stressed by the economic scenarios. Over the medium term, as we continue to address long term arrears in the portfolio, we expect the need for this PMA will diminish. This PMA increased our ECL by £14m. Had management assumed no delay in repossessions or a 3 year delay, the PMA could have been within a range of £11m to £15m.
–12+ months in arrears: To mitigate the risk of underestimating ECL, mortgage accounts which are more than 12 months past due are fully provided for after deducting a historically observed self-cure rate. As a result of regulatory suspension of repossession in response to the Covid-19 pandemic, management has assumed up to a 2 year delay in repossessions when calculating the ECL uplift for this PMA. This is to make sure LTVs are appropriately stressed by the economic scenarios. Over the medium term, as we continue to address long term arrears in the portfolio, we expect the need for this PMA will diminish. This PMA increased our ECL by £29m. Had management assumed no delay in repossessions or a 3 year delay, the PMA could have been within a range of £21m to £32m.
–Cladding risk: This PMA reduces the valuation of flats deemed to be at high-risk, where both fire safety and cladding rectification was highly probable, by 20%, and reduces medium risk flats, where just cladding rectification was deemed to be likely, valuation by 10%. The PMA increased our ECL by £15m, which reflects the reduction in valuation on these flats.
–Mortgage affordability: This PMA addresses the risk that the current PD model for mortgages is likely to underestimate a ‘cost of living crisis’ whereby real disposable income is stretched with increasing living costs and debt burden as interest rates begin to rise. The PMA identifies a population of customers most likely to be under inflationary pressures, increases their PDs and moves them to Stage 2. At 31 December 2021 these accounts made up a significant amount of the total mortgage Stage 2 population as £4.2bn mortgages were moved from Stage 1 into Stage 2 as a result. The PMA increased our ECL by £18m. Had management applied different sensitivities to the PD uplifts, the ECL impact could have been between £14m and £27m.
–UPL loss floor: This PMA addresses the perceived macroeconomic insensitivity within the UPL IFRS 9 models, where historical analysis of losses shows a much larger correlation to the International Labour Organisation (ILO) unemployment forecast than the model gives. The PMA then uplifts the lifetime losses expected in each of the five macroeconomic scenarios within the IFRS 9 model to meet the expected losses the historical analysis predicts. The PMA increased our ECL by £21m. If management had only increased PDs, the PMA could have been £16m.
–Corporate lending to segments affected by Covid-19: In 2020, following internal sector and counterparty assessments, we transferred loans for some corporate and SME sectors and clients who have been severely impacted because of Covid-19 from Stage 1 into Stage 2. This included exposures in a sector where trading had been highly impacted by Covid-19 including Hotels, Hospitality, Retail, Leisure and Care Homes sectors, and where the client has been assessed as most likely to require financial support based on their current financial circumstances. In addition, we have transferred some Stage 2 corporate and SME loans to Stage 3 based on a similar analysis of sector and client credit quality taking into consideration any concessions given to clients since the start of the pandemic as an indicator of those loans most likely to meet our default definition. We use our models to calculate the incremental ECL required from transferring loans between stages and apply stress factors to the client PD ratings based on our historical experience. Over the medium term, as our actual data on the performance of these customers grows, we expect the need for this PMA will diminish. This PMA increased our ECL by £176m. Had management assumed the lowest observed PD stress factors to all Stage 1 to Stage 2 transferred loans or transferred none of the Stage 2 exposures in highly impacted sectors to Stage 3, the PMA would reduce to£23m. Had management assumed the highest observed PD stress factor to all Stage 1 to Stage 2 transferred loans and transferred all high risk Stage 2 exposures in highly impacted sectors to Stage 3, the PMA would increase to £287m.
–Payment holidays: In 2020, we transferred a proportion of Stage 1 loans into Stage 2 where our discussions with retail customers on a Covid-19 payment holiday established they are in longer-term financial difficulties. This was done on a collective basis through a customer contact exercise and customer data profiling. As completed payment holiday customers reached 12 months of successful repayments, we released the unutilised ECL.
–Corporate single large exposure: In 2020, to mitigate against the risk of a single large corporate exposure with an ECL requirement of greater than £10m defaulting, which has not been covered by the existing model estimate or the corporate and SME PMA above, we applied a PMA for the risk of a company which unexpectedly defaults. This PMA has been calculated based on incurring three average historically observed single name large losses in our Corporate & Commercial business segment (and Corporate & Investment Banking business segment before the transfer in Q4 2021). We will continue to assess this risk over the medium term based on actual experience and we will refine the estimate based on changes in our portfolio credit quality and loan size mix. This PMA increased our ECL by £23m. Had management assumed only one average loss was incurred the PMA would decrease to £12m. The PMA would increase to £35m assuming three average losses were incurred.
–Model underestimation: This PMA addresses potential underestimation risk of ECL models identified by our model monitoring and back-testing from lower PDs given the extreme scenarios of low level of macroeconomic stress and timing effects of government support schemes on emergence of defaults. This PMA increased our ECL by £28m. Had management only corrected for the perceived underestimation in the Base case and Upside 1 scenarios on mortgages and used the historic uplift factor on overdrafts, the PMA could have been £12m. Had management applied the same uplift on the Downside 2 scenario as the Base case, Upside 1 and Downside 1 scenarios, the PMA could have been £29m.
–SME debt burden: We introduced a SME debt burden PMA in H1 2021 to take account of the potential debt burden risk of unsecured lending to our SME customers who also took a BBL. This does not incorporate the credit risk on BBLs, as these are government guaranteed but instead considers the possible impact on repayment of other lending with us. This PMA increased our ECL by £9m. Had management used the modelled lifetime losses for all dragged accounts, the PMA could have been £3m. Had management used a 50% coverage on all accounts, the PMA could have been £15m.
Climate change
In addition, in 2021 we assessed the risks to asset valuations in the customer loan book from both transitional and physical risks associated with climate change. At 31 December 2021, we did not consider it appropriate to recognise a climate change risk related PMA for the following reasons:
–The behavioural life of the loan book is less than five years. Any material transitional risks are generally regarded to be relevant over a longer timeframe than five years and as such, the risk predominantly relates to assets yet to be written;
–There has been no observed default event occurred to our knowledge because of climate change, as such, it is not possible to identify a SICR or default event for any part of the existing loan book;
–The absolute exposure to fossil fuel industries is not deemed to be material. On an individually assessed basis, clients in these industries are highly rated and their markets remain highly liquid;
–In Consumer Finance, residual value risk is already set at the more cautious end of the acceptable range to capture the inherent risk of diesel obsolescence and measurement uncertainty of electric vehicles; and
–The proportion of mortgage loans subject to flood and subsidence risk is not deemed to be material. The terms of our mortgage lending also require homeowners to buy suitable insurance which transfers the majority of the risk to asset valuations to third party insurers.
Internal credit risk rating for corporate borrowers (audited)
We assign each corporate borrower an internal credit rating based on our internal rating scale. To do this, we look at the customer’s financial history and trends in the economy including reflecting the impacts of the Covid-19 pandemic – backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year. The internal risk rating is used to determine the Probability of Default for a client.
Individually assessed corporate Stage 3 exposures (audited)
We assess the ECL requirement for large single name corporate exposures on an individual basis when they meet our definition of default and are transferred into Stage 3. This assessment takes into consideration the latest specific information about the counterparty to determine a probability weighted ECL based on a best, worst and mid case outcome. For those loans that were in default (i.e. Stage 3), the ECL was £100m at 31 December 2021 (2020: £157m). Had management assumed the best or worst outcome in terms of loss estimates, the ECL could have been within a range of £38m to £155m.
Sensitivity of ECL allowance (audited)
The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios and, depending on the weights chosen, this could have a material effect on the ECL allowance. In addition, the ECL allowance for residential mortgages, in particular, is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that could have had a material impact on the Santander UK group’s reported ECL allowance and profit before tax. Sensitivities to these assumptions are set out below.
Scenario sensitivity
The amounts shown in the following tables illustrate the ECL allowances that would have arisen had management applied a 100% weight to each economic scenario. The allowances were calculated using a stage allocation appropriate to each economic scenario presented and differs from the probability-weighted stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECL which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome. All exposures disclosed in 'Credit quality' in 'Santander UK group level - Credit risk review' are included in the following tables.
As described above, prior to the transfer in Q4 2021 our CIB segment used a single forward-looking economic scenario. However, three scenarios were still used in the model, with a PMA held to increase provisions to the level required in the single scenario. In order to present a consolidated view in a single table and show variation from the forward-looking component, the three scenarios were presented in the table with the overlay value added to each scenario. As all other segments use five scenarios, interpolation is also required. Data from the CIB Upside scenario is presented in the Upside 1 Column, the Downside scenario is in the Downside 3 column, the Base case is in the Base case column and values in Downside 1 and Downside 2 are interpolated from the Base case and Downside scenarios.

	Weighted	Upside 1	Base case	Downside 1	Downside 2	Downside 3
2021	£m	£m	£m	£m	£m	£m
Exposure	319,319	319,319	319,319	319,319	319,319	319,319
Retail Banking	214,979	214,979	214,979	214,979	214,979	214,979
–Homes	193,247	193,247	193,247	193,247	193,247	193,247
–Everyday Banking	21,732	21,732	21,732	21,732	21,732	21,732
Consumer Finance	5,298	5,298	5,298	5,298	5,298	5,298
Corporate & Commercial Banking	24,691	24,691	24,691	24,691	24,691	24,691
Corporate Centre	74,351	74,351	74,351	74,351	74,351	74,351

ECL	866	740	738	849	1,123	1,288
Retail Banking	389	307	286	375	510	662
–Homes	191	134	125	177	283	437
–Everyday Banking	198	173	161	198	227	225
Consumer Finance	52	50	51	51	53	54
Corporate & Commercial Banking	423	381	399	421	558	570
Corporate Centre	2	2	2	2	2	2

	%	%	%	%	%	%
Proportion of assets in Stage 2	5.2	4.9	4.8	5.1	6.1	6.9
Retail Banking	5.4	5.2	5.1	5.4	6.5	7.6
–Homes	5.8	5.5	5.5	5.7	6.8	8.1
–Everyday Banking	2.6	2.3	2.1	3.0	3.5	3.0
Consumer Finance	3.8	3.8	3.8	3.8	3.8	3.8
Corporate & Commercial Banking	17.8	16.3	16.2	16.9	20.8	20.9
Corporate Centre	0.3	0.3	0.3	0.3	0.3	0.3

	Weighted	Upside 1	Base case	Downside 1	Downside 2	Downside 3
2020	£m	£m	£m	£m	£m	£m
Exposure	328,792	328,792	328,792	328,792	328,792	328,792
Retail Banking	205,062	205,062	205,062	205,062	205,062	205,062
–Homes	183,077	183,077	183,077	183,077	183,077	183,077
–Everyday Banking	21,985	21,985	21,985	21,985	21,985	21,985
Consumer Finance	8,261	8,261	8,261	8,261	8,261	8,261
Corporate & Commercial Banking	24,503	24,503	24,503	24,503	24,503	24,503
Corporate & Investment Banking	11,646	11,646	11,646	11,646	11,646	11,646
Corporate Centre	79,320	79,320	79,320	79,320	79,320	79,320

ECL	1,377	1,130	1,222	1,300	1,613	1,802
Retail Banking	588	496	470	544	731	740
–Homes	280	213	207	253	390	415
–Everyday Banking	308	283	263	291	341	325
Consumer Finance	118	115	117	116	119	123
Corporate & Commercial Banking	603	485	575	567	671	824
Corporate & Investment Banking	33	5	26	40	53	66
Corporate Centre	35	29	34	33	39	49

	%	%	%	%	%	%
Proportion of assets in Stage 2	5.2	4.5	4.6	4.6	6.5	6.7
Retail Banking	5.4	4.6	4.5	4.6	7.2	7.2
–Homes	5.7	4.8	4.8	4.8	7.6	7.4
–Everyday Banking	2.8	2.6	2.3	2.8	3.5	5.1
Consumer Finance	4.6	4.6	4.6	4.6	4.6	4.8
Corporate & Commercial Banking	22.4	20.1	20.8	20.2	24.5	28.6
Corporate & Investment Banking	1.7	1.7	1.7	1.7	1.7	1.7
Corporate Centre	—	—	—	—	—	—

Changes to Stage 3 instruments are part of the sensitivity analysis but we do not disclose the proportion of assets in Stage 3, because their values do not move due to changes in macroeconomic assumptions, i.e. they are either in default or not in default at the reporting date.
We have incorporated our post model adjustments into the sensitivity analysis.
2021 compared to 2020
During 2021 credit performance across all sectors was strong, driving down ECL provisions and Stage 2 balances as PDs and LGDs reduced. Customers who took payment holidays returned to making full payments with much less arrears arising on this population than anticipated, allowing for a release of ECL provisions as the payment holiday PMAs unwound. At the same time macroeconomic forecasts improved, with GDP paths revised upwards and a much lower unemployment rate forecast in the Downside 2 scenario, though this was partially offset by increasing Base Rate forecasts. This further reduced PDs and LGDs and moved accounts below the SICR thresholds, curing them out of Stage 2. However, this effect was fully offset by the introduction of a number of new PMAs, one of which moved £4.2bn of mortgage asset into Stage 2 and increased their PDs to account for the added inflationary risks in the portfolio.
Scenario weights sensitivity
In December 2021, management shifted 5% weights from the Base case scenario to Downside 1 scenario to capture uncertain risk in relation to inflation, which increased ECL by £4m. If management had moved the weights from the Base case scenario to Downside 3 scenario, ECL would have increased by £22m.
HPI sensitivity
Given the relative size of our residential mortgage portfolio, management considers that changes in HPI assumptions underpinning the calculation of the ECL allowance for residential mortgages would have the most significant impact on the ECL allowance. The table below shows the ECL impact on profit before tax of applying an immediate and permanent house price increase/decrease to our unweighted base case economic scenario, and assumes no changes to the staging allocation of exposures.

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2021	64	40	(69)	(197)
2020	63	38	(66)	(183)

2021 compared to 2020
The HPI ECL sensitivity remains similar to 2020. The expected impact from a drop in the HPI index by 10% and 20% is £69m and £197m respectively. The strong growth of the housing market in 2021 significantly improved the LTV profile of the portfolio, which offset the potential losses from new business.
Measuring ECL (audited)
For accounts not in default at the reporting date, we estimate a monthly ECL for each exposure and for each month over the forecast period. The lifetime ECL is the sum of the monthly ECLs over the forecast period, while the 12-month ECL is limited to the first 12 months. We calculate each monthly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)	The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.
Exposure at default (EAD)	The amount we expect to be owed if a default event was to occur. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product type. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product type and base them on analysis of recent default data.
Loss given default (LGD)	Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.
We use the original effective interest rate as the discount rate. For accounts in default, we use the EAD as the reporting date balance. We also calculate an LGD to reflect the default status of the account, considering the current DPD and loan to value. PD and SR are not required for accounts in default.
Forecast period
We base the forecast period for amortising facilities on the remaining contract term. For revolving facilities, we use an analytical approach based on the behavioural, rather than contractual, characteristics of the facility type. In some cases, we shorten the period to simplify the calculation. If we do this, we apply a post model adjustment to reflect our view of the full lifetime ECL.
Forward-looking information
Our assessments of a SICR and the calculation of ECL both incorporate forward-looking data. We perform historical analysis and identify the key economic variables that impact credit risk and ECL for each portfolio. These can include the house price growth, GDP, unemployment rate and Bank of England bank rate. Where applicable, we incorporate these economic variables and their associated impacts into our models.
Economic forecasts have the most impact on the measurement of ECL for residential mortgages and, to a lesser extent, corporate loans. This is due to the long behavioural lives and large sizes of these portfolios. Economic forecasts have less impact on the measurement of ECL for our other portfolios. This is due to the shorter behavioural lives and smaller sizes of these portfolios.
Grouping of instruments for losses measured on a collective basis
We measure ECL at the individual financial instrument level. However, where we have used internal capital or similar models as the basis for our ECL models, this typically results in a large number of relatively small homogenous groups. We typically group instruments where they share risk characteristics using one or more statistical models and assess them for impairment collectively.
We use this approach for:
–all our Retail Banking and Consumer Finance portfolios
–SME customers in Corporate & Commercial Banking
–Legacy Portfolios in run-off and the Crown Dependencies mortgage portfolio in Corporate Centre.
We calculate separate collective provisions for instruments in Stages 1, 2 and 3 where the instrument is not individually assessed.
As described above, prior to the transfer in Q4 2021 for our CIB portfolios (whether we assess them for impairment individually or collectively) we used one forward-looking economic scenario for forecasting in 2020. For all our other portfolios (whether we assess them for impairment individually or collectively) we use five forward-looking economic scenarios.
Governance around ECL impairment allowances (audited)
Our Risk Methodology team developed our ECL impairment models (except for the external models we use, such as OGEM which we described earlier in ‘Our forecasting approach’), and our Independent Validations team independently reviews all material models. As model owners, our Risk Provisioning & Forecasting team run the models to calculate our ECL impairment allowances each month. The models are sensitive to changes in credit conditions and reflect various management judgements that give rise to measurement uncertainty in our reportable ECL as set out above. The following committees and forums review the provision drivers and ensure that the management judgements we apply remain appropriate:
–Model Risk Control Forum (MRCF) reviews and approves new models and required model changes. It also reviews the use of OGEM as a reliable model on which to base our other forecast macroeconomic variables. It is used across all stress testing and planning so it is subject to model risk criteria. MRCF will delegate responsibility of approvals to Model Risk Management Forum (MRMF) for changes of low risk materiality or less complex changes.
–ALCO reviews and approves the base case used in the economic scenarios we use to calculate forward-looking scenarios.
–CRPF reviews and approves the economic scenarios and probability weights we use to calculate forward-looking scenarios. It also reviews management judgements and approves ECL impairment allowances.
–Board Audit Committee reviews and challenges the appropriateness of the estimates and judgements made by management.
For more on the governance around specific elements of the ECL impairment allowances, including the frequency of, and thresholds for, reviews, including by these committees and forums, see the detailed sections above.
How we assess the performance of our ECL estimation process
We assess the reasonableness of our ECL provisions and the results of our Staging analysis using a range of methods. These include:
–Benchmarking: we compare our coverage levels with our peers.
–Stand-back testing: we monitor the level of our coverage against actual write-offs.
–Back-testing: we compare key drivers periodically as part of model monitoring practices.
–Monitoring trends: we track ECL and Staged assets over time and against our internal budgets and forecasts, with triggers set accordingly.
Covid-19 support measures
The Covid-19 pandemic had a major impact on the UK and global economies in 2020 and continued to impact in 2021. The UK Government’s fiscal interventions helped our customers to mitigate some of the adverse financial effects.
Since March 2020, we have provided mortgage customers with payment holiday terms in line with UK Government's and FCA's guidance. Similar payment holidays have also been granted in respect of consumer (auto) finance, personal loans, credit cards, business and corporate loans. Applications for these payment holidays closed on 31 March 2021.
We participated in the UK Government's Coronavirus Loan Schemes, of which the applications were closed on 31 March 2021:
–CBILS,
–BBLS, and
–CLBILS.
We are participating in the Recovery Loan Scheme (RLS) which launched on 6 April 2021 and we are making Pay As You Grow scheme (PAYG) options available to borrowers of BBLS loans.
The UK Government guarantees amounts lent under these schemes, although the guarantee is limited to 80% in the case of the CBILS, the CLBILS and the RLS. As a result, ECL is not applied to the BBLS but a 20% weighting is applied to the ECL for the CBILS, the CLBILS and the RLS. The UK Government also pays interest on behalf of customers for the first 12 months under the CBILS and the BBLS, plus any lender-levied charges under the CBILS.
Loans for customers who were provided with payment holidays were considered to have the contract terms modified. The granting of a payment holiday on its own was not considered to be a SICR event, nor was it considered a default under regulatory definitions. Neither were they considered to have been granted forbearance for risk management purposes. For customers who have needed further financial support after the payment holiday period, we help them by offering assistance in line with our policies. See the section 'Significant Increase in Credit Risk (SICR)' above for more on this.
As explained above on the interaction between payment holidays and SICR, the majority of customers affected have not been moved to Stage 2 for a lifetime ECL assessment unless they had triggered other SICR criteria. Such payment holidays also did not cause accounts to become past due and therefore did not automatically trigger a Stage 2 or Stage 3 lifetime ECL assessment.
For quantitative information, see 'Covid-19 support schemes' section in 'Santander UK Group level - credit risk review'.
SANTANDER UK GROUP LEVEL – CREDIT RISK REVIEW
Our maximum and net exposure to credit risk (audited)
The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	50.5	—	50.5	—	—	—	—	—	—	50.5
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Loans secured on residential properties(4)	178.0	(0.2)	177.8	16.0	—	16.0	—	(181.2)	—	12.6
–Corporate loans	19.3	(0.4)	18.9	7.7	—	7.7	(0.1)	(16.8)	—	9.7
–Finance leases	3.9	(0.1)	3.8	0.3	—	0.3	—	(4.7)	—	(0.6)
–Accrued interest and other adjustments	0.7	—	0.7	—	—	—	—	—	—	0.7
–Other unsecured loans	9.4	(0.2)	9.2	13.3	—	13.3	—	—	—	22.5
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	3.1	—	3.1	—	—	—	—	—	—	3.1
Total loans and advances to customers	214.4	(0.9)	213.5	37.3	—	37.3	(0.1)	(202.7)	—	48.0
–Loans and advances to banks	1.4	—	1.4	0.4	—	0.4	—	—	—	1.8
–Reverse repurchase agreements – non trading	12.7	—	12.7	—	—	—	—	(12.2)	(0.4)	0.1
–Other financial assets at amortised cost	0.5	—	0.5	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	229.0	(0.9)	228.1	37.7	—	37.7	(0.1)	(214.9)	(0.4)	50.4
Financial assets at fair value at FVOCI:
–Debt securities	5.9	—	5.9	—	—	—	—	—	—	5.9
Total financial assets at FVOCI	5.9	—	5.9	—	—	—	—	—	—	5.9
Total	285.4	(0.9)	284.5	37.7	—	37.7	(0.1)	(214.9)	(0.4)	106.8

2020
Cash and balances at central banks	43.5	—	43.5	—	—	—	—	—	—	43.5
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Loans secured on residential properties(4)	170.0	(0.3)	169.7	13.3	—	13.3	—	(173.3)	—	9.7
–Corporate loans	23.6	(0.6)	23.0	15.4	(0.1)	15.3	(0.1)	(20.4)	—	17.8
–Finance leases	6.6	(0.1)	6.5	0.2	—	0.2	(0.1)	(5.8)	—	0.8
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	10.2	(0.3)	9.9	13.3	—	13.3	—	—	—	23.2
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	2.2	—	2.2	—	—	—	—	—	—	2.2
Total loans and advances to customers	213.5	(1.3)	212.2	42.2	(0.1)	42.1	(0.2)	(199.5)	—	54.6
–Loans and advances to banks	2.0	—	2.0	1.0	—	1.0	—	—	—	3.0
–Reverse repurchase agreements – non trading	19.6	—	19.6	—	—	—	—	(19.5)	(0.1)	—
–Other financial assets at amortised cost	1.2	—	1.2	—	—	—	—	—	—	1.2
Total financial assets at amortised cost	236.3	(1.3)	235.0	43.2	(0.1)	43.1	(0.2)	(219.0)	(0.1)	58.8
Financial assets at FVOCI:
–Debt securities	9.0	—	9.0	—	—	—	—	—	—	9.0
Total financial assets at FVOCI	9.0	—	9.0	—	—	—	—	—	—	9.0
Total	288.8	(1.3)	287.5	43.2	(0.1)	43.1	(0.2)	(219.0)	(0.1)	111.3

(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value we have shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2021	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.7	—	(0.7)	(0.6)	0.4
–Other financial assets at FVTPL	0.7	—	—	—	0.7
Total	2.4	—	(0.7)	(0.6)	1.1

2020
Financial assets at FVTPL:
–Derivative financial instruments	3.5	—	(1.8)	(0.8)	0.9
–Other financial assets at FVTPL	0.8	—	—	—	0.8
Total	4.3	—	(1.8)	(0.8)	1.7

(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
Single credit rating scale
In the table below, we have used a single rating scale to ensure we are consistent across all our credit risk portfolios in how we report the risk of default. It has eight grades for non–defaulted exposures, from 9 (lowest risk) to 2 (highest risk). We define each grade by an upper and lower PD value and we scale the grades so that the default risk increases by a factor of ten every time the grade number drops by two steps. For example, grade 9 has an average PD of 0.010%, and grade 7 has an average PD of 0.100%. We give defaulted exposures a grade 1 and a PD value of 100%. In the final column of the table we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

	PD range
	Mid	Lower	Upper	S&P equivalent
Santander UK risk grade	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

The PDs in the table above are based on Economic Capital (EC) PD mappings which are calculated based on the average probability of default over an economic cycle. This is different to the IFRS 9 PDs which are calculated at a point in time using forward looking economic scenarios. Where possible, the EC PD values are largely aligned to the regulatory capital models however any regulatory floors are removed and PDs are defined at every possible rating rather than categorised into rating buckets.
Rating distribution (audited)
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. PMAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	50.5	—	—	—	—	—	—	—	—	50.5
–Stage 1	50.5	—	—	—	—	—	—	—	—	50.5
Financial assets at amortised cost:
–Loans and advances to customers(2)	9.0	33.0	85.8	48.6	12.9	10.2	6.0	8.9	(0.9)	213.5
–Stage 1	9.0	32.2	84.3	45.5	10.1	5.0	0.6	8.3	(0.1)	194.9
–Stage 2	—	0.8	1.5	3.1	2.8	5.2	2.8	0.3	(0.4)	16.1
–Stage 3	—	—	—	—	—	—	2.6	0.3	(0.4)	2.5
Of which mortgages:	9.0	30.2	80.5	43.1	6.5	4.7	3.2	0.8	(0.2)	177.8
–Stage 1	9.0	30.0	79.2	40.2	4.2	1.6	0.1	0.8	—	165.1
–Stage 2	—	0.2	1.3	2.9	2.3	3.1	1.3	—	(0.1)	11.0
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	0.2	0.2	1.0	—	—	—	—	—	—	1.4
–Stage 1	0.2	0.2	1.0	—	—	—	—	—	—	1.4
–Reverse repo agreements – non trading	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Stage 1	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Other financial assets at amortised cost	0.5	—	—	—	—	—	—	—	—	0.5
–Stage 1	0.5	—	—	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	19.4	33.3	87.9	49.2	12.9	10.2	6.0	10.1	(0.9)	228.1
Financial assets at FVOCI:	3.6	2.1	0.2	—	—	—	—	—	—	5.9
–Stage 1	3.6	2.1	0.2	—	—	—	—	—	—	5.9
Total on balance sheet	73.5	35.4	88.1	49.2	12.9	10.2	6.0	10.1	(0.9)	284.5

Total off–balance sheet	0.1	7.3	7.0	6.8	4.5	1.3	0.5	10.2	—	37.7
–Stage 1	0.1	7.0	6.7	6.6	4.3	1.0	0.2	10.2	—	36.1
–Stage 2	—	0.3	0.3	0.2	0.2	0.3	0.2	—	—	1.5
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	73.6	42.7	95.1	56.0	17.4	11.5	6.5	20.3	(0.9)	322.2

ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.3	0.1	0.5	—		0.9
–Stage 1	—	—	—	—	0.1	—	—	—		0.1
–Stage 2	—	—	—	—	0.2	0.1	0.1	—		0.4
–Stage 3	—	—	—	—	—	—	0.4	—		0.4
Of which mortgages:	—	—	—	—	—	0.1	0.1	—		0.2
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	0.1	—	—		0.1
–Stage 3	—	—	—	—	—	—	0.1	—		0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total financial assets at amortised cost	—	—	—	—	0.3	0.1	0.5	—		0.9
Financial assets at FVOCI:	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total on balance sheet	—	—	—	—	0.3	0.1	0.5	—		0.9

Total off–balance sheet	—	—	—	—	—	—		—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	—		—		—
–Stage 3	—	—	—	—	—	—	—	—		—
Total ECL	—	—	—	—	0.3	0.1	0.5	—		0.9

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2021	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:	—	—	—	—	—	—	—	—	—
–Loans and advances to customers(2)	—	—	—	—	2.3	1.0	8.3	—	0.4
–Stage 1	—	—	—	—	1.0	—	—	—	0.1
–Stage 2	—	—	—	—	7.1	1.9	3.6	—	2.5
–Stage 3	—	—	—	—	—	—	15.4	—	16.0
Of which mortgages:	—	—	—	—	—	2.1	3.1	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	3.2	—	—	0.9
–Stage 3	—	—	—	—	—	—	5.6	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	2.3	1.0	8.3	—	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	2.3	1.0	8.3	—	0.3

Total off–balance sheet	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	—	1.7	0.9	7.7	—	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)		Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	43.5	—	—	—	—	—	—	—	—	43.5
–Stage 1	43.5	—	—	—	—	—	—	—	—	43.5
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	8.0	28.2	75.8	44.8	13.6	27.4	8.2	7.5	(1.3)	212.2
–Stage 1	8.0	28.1	75.4	43.3	10.9	19.4	1.1	7.3	(0.2)	193.3
–Stage 2	—	0.1	0.4	1.5	2.7	8.0	4.2	0.2	(0.5)	16.6
–Stage 3	—	—	—	—	—	—	2.9	—	(0.6)	2.3
Of which mortgages:	7.9	24.8	69.3	37.6	5.7	19.9	4.5	0.3	(0.3)	169.7
–Stage 1	7.9	24.8	69.0	36.2	4.0	15.0	0.6	0.3	—	157.8
–Stage 2	—	—	0.3	1.4	1.7	4.9	2.1	—	(0.2)	10.2
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	0.1	0.1	0.7	—	—	—	—	1.1	—	2.0
–Stage 1	0.1	0.1	0.7	—	—	—	—	1.1	—	2.0
–Reverse repo agreements – non trading	12.2	3.3	1.5	2.4	—	—	—	0.2	—	19.6
–Stage 1	12.2	3.3	1.5	2.4	—	—	—	0.2	—	19.6
–Other financial assets at amortised cost	1.2	—	—	—	—	—	—	—	—	1.2
–Stage 1	1.2	—	—	—	—	—	—	—	—	1.2
Total financial assets at amortised cost	21.5	31.6	78.0	47.2	13.6	27.4	8.2	8.8	(1.3)	235.0
Financial assets at FVOCI:	5.3	3.4	0.2	0.1	—	—	—	—	—	9.0
–Stage 1	5.3	3.4	0.2	0.1	—	—	—	—	—	9.0
Total on balance sheet	70.3	35.0	78.2	47.3	13.6	27.4	8.2	8.8	(1.3)	287.5

Total off–balance sheet	0.4	8.8	9.5	8.8	5.1	1.6	0.5	8.5	(0.1)	43.1
–Stage 1	0.4	8.8	9.5	8.6	4.7	1.1	0.2	8.5	—	41.8
–Stage 2	—	—	—	0.2	0.4	0.5	0.2	—	(0.1)	1.2
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	70.7	43.8	87.7	56.1	18.7	29.0	8.7	17.3	(1.4)	330.6

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	0.1	0.1	0.2	0.9	—	1.3
–Stage 1	—	—	—	0.1	—	—	0.1	—	0.2
–Stage 2	—	—	—	—	0.1	0.2	0.2	—	0.5
–Stage 3	—	—	—	—	—	—	0.6	—	0.6
Of which mortgages:	—	—	—	—	—	0.1	0.2	—	0.3
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	0.1	—	0.2
–Stage 3	—	—	—	—	—	—	0.1	—	0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	0.1	0.1	0.2	0.9	—	1.3
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	0.1	0.1	0.2	0.9	—	1.3

Total off–balance sheet	—	—	—	—	—	—	0.1	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	0.1	—	0.1
–Stage 3	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	0.1	0.1	0.2	1	—	1.4

2020	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	0.2	0.7	0.7	11.0	—	0.4
–Stage 1	—	—	—	0.2	—	—	9.1	—	0.1
–Stage 2	—	—	—	—	3.7	2.5	4.8	—	3.0
–Stage 3	—	—	—	—	—	—	20.7	—	26.1
Of which mortgages:	—	—	—	—	—	0.5	4.4	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	2.0	4.8	—	2.0
–Stage 3	—	—	—	—	—	—	5.6	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	0.2	0.7	0.7	11.0	—	0.6
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	0.2	0.7	0.7	11.0	—	0.5

Total off–balance sheet	—	—	—	—	—	—	20.0	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	50.0	—	8.3
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	0.2	0.5	0.7	11.5	—	0.4
(1)Includes cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios, as well as loans written as part of the UK Government Covid-19 support schemes for micro-SMEs. We use scorecards for these items, rather than rating models.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
Credit performance (audited)

	Customer Loans				Gross write- offs	Loan Loss Allowances
	Total	Stage 1	Stage 2	Stage 3
2021	£bn	£bn	£bn	£bn	£m	£m
Retail Banking	185.6	171.8	11.7	2.1	108	389
–Homes	177.3	164.4	11.1	1.8	5	191
–Everyday Banking(1)	8.3	7.4	0.6	0.3	103	198
Consumer Finance	5.0	4.8	0.2	—	25	52
Corporate & Commercial Banking	17.0	11.8	4.4	0.8	58	423
Corporate Centre	3.0	2.8	0.2	—	—	2
	210.6	191.2	16.5	2.9	191	866
Undrawn Balances	37.8	36.2	1.5	0.1
Stage 1, Stage 2 and Stage 3(2) ratios %		90.79	7.83	1.43

2020	£bn	£bn	£bn	£bn	£m	£m
Retail Banking	178.5	165.6	11.0	1.9	155	588
–Homes	169.8	157.6	10.4	1.8	14	280
–Everyday Banking(1)	8.7	8.0	0.6	0.1	141	308
Consumer Finance	8.0	7.6	0.4	—	25	118
Corporate & Commercial Banking	17.6	11.1	5.5	1.0	51	603
Corporate & Investment Banking	2.8	2.6	0.2	—	22	33
Corporate Centre	3.5	3.5	—	—	—	35
	210.4	190.4	17.1	2.9	253	1,377
Undrawn Balances	43.2	41.8	1.3	0.1
Stage 1, Stage 2 and Stage 3(2) ratios %		90.49	8.12	1.42

(1)Everyday Banking includes BBLS lending through Business Banking.
(2)    Stage 3 ratio = (Stage3 drawn + Stage 3 undrawn assets)/(total drawn assets + Stage 3 undrawn assets).

For more on the credit performance of our key portfolios by business segment, see the credit risk review section for each business segment.
2021 compared to 2020
The notable changes in 2021 which impacted credit impairment were:
–Economic scenarios and weights: net release of £170m. The update to economic scenarios and weights used to calculate ECL reflected lower unemployment and a strong housing market against a back-drop of low arrears and defaults.
–Covid-19 related PMAs: net release of £53m. The release for Covid-19 related PMAs largely related to payment holidays and corporate lending to sectors affected by Covid-19. These improved as customers completed 12 months of repayments since the end of the payment holiday or corporate client ratings were reviewed and upgraded.
Covid-19 support schemes
Payment holidays
We granted Covid-19 related payment holidays to more than 350,000 customers as part of our support for those affected by Covid-19. These schemes have now ended, and most customers returned to normal scheduled repayments when due.
Government lending schemes
We granted around £5bn of lending under government support schemes, mostly through the BBLS. Retail Banking customer loans includes Business Banking lending which is predominantly BBLS with a 100% government guarantee.
Credit quality (audited)
Total on-balance sheet exposures at 31 December 2021 comprised £210.6bn of customer loans, loans and advances to banks of £1.4bn, £13.2bn of sovereign assets measured at amortised cost, £5.9bn of assets measured at FVOCI, and £50.5bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2021	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	171,791	11,693	2,124	185,608
–Homes	164,381	11,118	1,798	177,297
–Everyday Banking	7,410	575	326	8,311
Consumer Finance	4,760	200	24	4,984
Corporate & Commercial Banking	11,812	4,395	790	16,997
Corporate Centre	73,771	209	2	73,982
Total on-balance sheet	262,134	16,497	2,940	281,571
Off-balance sheet
Retail Banking(1)	29,123	204	44	29,371
–Homes(1)	15,851	81	18	15,950
–Everyday Banking	13,272	123	26	13,421
Consumer Finance	314	—	—	314
Corporate & Commercial Banking	6,391	1,266	37	7,694
Corporate Centre	323	46	—	369
Total off-balance sheet(2)	36,151	1,516	81	37,748
Total exposures	298,285	18,013	3,021	319,319

ECL
On-balance sheet
Retail Banking	53	178	137	368
–Homes	9	88	89	186
–Everyday Banking	44	90	48	182
Consumer Finance	18	17	17	52
Corporate & Commercial Banking	44	119	244	407
Corporate Centre	—	—	1	1
Total on-balance sheet	115	314	399	828
Off-balance sheet
Retail Banking	12	8	1	21
–Homes	5	—	—	5
–Everyday Banking	7	8	1	16
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	5	8	3	16
Total off-balance sheet	18	16	4	38
Total ECL	133	330	403	866

	%	%	%	%
Coverage ratio(3)
On-balance sheet
Retail Banking	—	1.5	6.5	0.2
–Homes	—	0.8	4.9	0.1
–Everyday Banking	0.6	15.7	14.7	2.2
Consumer Finance	0.4	8.5	70.8	1.0
Corporate & Commercial Banking	0.4	2.7	30.9	2.4
Corporate Centre	—	—	50.0	—
Total on-balance sheet	—	1.9	13.6	0.3
Off-balance sheet
Retail Banking	—	3.9	2.3	0.1
–Homes	—	—	—	—
–Everyday Banking	0.1	6.5	3.8	0.1
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.1	0.6	8.1	0.2
Total off-balance sheet	—	1.1	4.9	0.1
Total coverage	—	1.8	13.3	0.3
(1)Off-balance sheet exposures include £10.6bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2020 comprised £210.4bn of customer loans, loans and advances to banks of £2.0bn, £20.8bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £43.5bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2020	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	165,570	11,005	1,877	178,452
–Homes	157,614	10,388	1,799	169,801
–Everyday Banking	7,956	617	78	8,651
Consumer Finance	7,587	379	58	8,024
Corporate & Commercial Banking	11,167	5,498	961	17,626
Corporate & Investment Banking	2,587	198	—	2,785
Corporate Centre	78,708	27	—	78,735
Total on-balance sheet	265,619	17,107	2,896	285,622
Off-balance sheet
Retail Banking(1)	26,313	256	41	26,610
–Homes(1)	13,180	82	14	13,276
–Everyday Banking	13,133	174	27	13,334
Consumer Finance	237	—	—	237
Corporate & Commercial Banking	6,050	768	59	6,877
Corporate & Investment Banking	8,630	231	—	8,861
Corporate Centre	567	18	—	585
Total off-balance sheet(2)	41,797	1,273	100	43,170
Total exposures	307,416	18,380	2,996	328,792

ECL
On-balance sheet
Retail Banking	56	313	181	550
–Homes	15	130	132	277
–Everyday Banking	41	183	49	273
Consumer Finance	44	37	37	118
Corporate & Commercial Banking	46	189	342	577
Corporate & Investment Banking	5	17	—	22
Corporate Centre	35	—	—	35
Total on-balance sheet	186	556	560	1,302
Off-balance sheet
Retail Banking	18	19	1	38
–Homes	2	1	—	3
–Everyday Banking	16	18	1	35
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	8	10	8	26
Corporate & Investment Banking	4	7	—	11
Total off-balance sheet	30	36	9	75
Total ECL	216	592	569	1,377

	%	%	%	%
Coverage ratio(3)
On-balance sheet
Retail Banking	—	2.8	9.6	0.3
–Homes	—	1.3	7.3	0.2
–Everyday Banking	0.5	29.7	62.8	3.2
Consumer Finance	0.6	9.8	63.8	1.5
Corporate & Commercial Banking	0.4	3.4	35.6	3.3
Corporate & Investment Banking	0.2	8.6	—	0.8
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	3.3	19.3	0.5
Off-balance sheet
Retail Banking	0.1	7.4	2.4	0.1
–Homes	—	1.2	—	—
–Everyday Banking	0.1	10.3	3.7	0.3
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.1	1.3	13.6	0.4
Corporate & Investment Banking	—	3.0	—	0.1
Total off-balance sheet	0.1	2.8	9.0	0.2
Total coverage	0.1	3.2	19.0	0.4
(1)Off-balance sheet exposures include £7.7bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.
2021 compared to 2020
Key movements in exposures and ECL in the period by stage were:
–The reduction in Stage 1 exposures was mainly driven by the sale of our shareholding in PSA and transfer of CIB to SLB and a reduction in non-customer liquid assets (led by financial assets at fair value through OCI) as part of the normal course of the business. This was offset by an increase in exposures in residential mortgages. The reduction in ECL was mainly due to an improved macroeconomic outlook, and transactions relating to PSA and CIB as explained above.
–Stage 2 exposures reduced slightly due to a favourable macroeconomic outlook, improvement in arrears and other credit risk indicators. This also reduced accounts meeting the qualitative criteria for Stage 2 and lowered the probability of defaults, thus curing them out of Stage 2. The reduction in ECL was mainly from improved macroeconomic outlook and the unwind of Covid-19 related PMAs.
–Stage 3 exposures remained broadly flat, with a small reduction in undrawn exposures. There was a reduction in ECL mainly due to the improved macroeconomic outlook, fewer accounts entering default, single name accounts curing and write-off utilisation.
Stage 2 analysis (audited)
The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

	Retail Banking			Consumer Finance			Corporate & Commercial Banking			Corporate & Investment Banking			Corporate Centre			Total
	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage
2021	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
PD deterioration	5,644	125	2.2	42	6	14.3	1,522	20	1.3	—	—	—	214	—	—	7,422	151	2.0
Forbearance	664	4	0.6	11	2	18.2	272	8	2.9	—	—	—	—	—	—	947	14	1.5
Other	603	5	0.8	130	3	2.3	445	19	4.3	—	—	—	2	—	—	1,180	27	2.3
30 DPD	745	33	4.4	17	5	29.4	313	2	0.6	—	—	—	39	—	—	1,114	40	3.6
Payment holiday	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage affordability	4,241	19	0.4	—	—	—	—	—	—	—	—	—	—	—	—	4,241	19	0.4
High risk corporate	—	—	—	—	1	—	3,109	78	2.5	—	—	—	—	—	—	3,109	79	2.5
	11,897	186	1.6	200	17	8.5	5,661	127	2.2	—	—	—	255	—	—	18,013	330	1.8

2020
PD deterioration	7,752	246	3.2	88	13	14.8	2,128	40	1.9	—	—	—	32	—	—	10,000	299	3.0
Forbearance	612	3	0.5	—	—	—	151	5	3.3	—	—	—	4	—	—	767	8	1.0
Other	1,199	11	0.9	248	11	4.4	611	66	10.8	429	24	5.6	6	—	—	2,493	112	4.5
30 DPD	870	46	5.3	27	12	44.4	250	5	2.0	—	—	—	3	—	—	1,150	63	5.5
Payment holiday	828	26	3.1	16	1	6.3	—	—	—	—	—	—	—	—	—	844	27	3.2
Mortgage affordability	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
High risk corporate	—	—	—	—	—	—	3,126	83	2.7	—	—	—	—	—	—	3,126	83	2.7
	11,261	332	2.9	379	37	9.8	6,266	199	3.2	429	24	5.6	45	—	—	18,380	592	3.2
Where balances satisfy more than one of the criteria above for determining a SCIR, we have assigned the corresponding gross carrying amount and ECL in order of the categories presented.
The following table analyses our Stage 2 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date.

	2021			2020
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2 not in cure period	13,351	286	2.1	17,036	554	3.3
Stage 2 in cure period (for transfer to Stage 1)	4,662	44	0.9	1,344	38	2.8
	18,013	330	1.8	18,380	592	3.2

2021 compared to 2020
Credit performance was strong during 2021. Arrears and other internal and external credit risk indicators improved. These reduced accounts hitting the qualitative criteria for Stage 2, lowered PDs, and moved accounts below the SICR thresholds, thus curing them out of Stage 2. The macroeconomic outlook also contributed to this, where GDP paths were revised upwards, further decreasing PDs and allowing accounts to exit out of Stage 2. Though this was partially offset by increasing Base Rate forecasts. Credit performance was further helped by the unwinding of the payment holiday PMA, as payment holiday accounts performed much better than expected when returning to full payments. Management took action to hold back some of the ECL releases as uncertainty about future performance remains, including the introduction of PMAs around the government backed BBLs, PMAs to deal with cladding risk and perceived model underestimation, and the most notable PMA moving £4.2bn of mortgage from Stage 1 to Stage 2 to deal with the potential upcoming inflationary pressures that these customers will face. Without these PMAs the Stage 2 population would have dramatically improved since December 2020.
Coverage lowered in 2021 due to the above mentioned factors affecting ECL.
The accounts in a cure period at 31 December 2021 reduced compared to 31 December 2020, as the payment holiday PMA unwound, allowing those accounts to move to Stage 2.
We do not have any cure period criteria for exiting Stage 3 at 31 December 2021.
Reconciliation of exposures, loss allowance and net carrying amounts (audited)
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2021	£m	£m	£m	£m	£m
Retail Banking(1)	185,608	368	185,240	29,371	21
–Homes(1)	177,297	186	177,111	15,950	5
–Everyday Banking(2)	8,311	182	8,129	13,421	16
Consumer Finance	4,984	52	4,932	314	—
Corporate & Commercial Banking	16,997	407	16,590	7,694	16
Corporate Centre	73,982	1	73,981	369	1
Total exposures presented in Credit Quality tables	281,571	828	280,743	37,748	38
Other items(3)			3,736
Adjusted net carrying amount			284,479
Assets classified at FVTPL			2,396
Non-financial assets			6,801
Total assets per the Consolidated Balance Sheet			293,676

2020
Retail Banking(1)	178,452	550	177,902	26,610	38
–Homes(1)	169,801	277	169,524	13,276	3
–Everyday Banking(2)	8,651	273	8,378	13,334	35
Consumer Finance	8,024	118	7,906	237	—
Corporate & Commercial Banking	17,626	577	17,049	6,877	26
Corporate & Investment Banking	2,785	22	2,763	8,861	11
Corporate Centre	78,735	35	78,700	585	—
Total exposures presented in Credit Quality tables	285,622	1,302	284,320	43,170	75
Other items(3)			3,111
Adjusted net carrying amount			287,431
Assets classified at FVTPL			4,285
Non-financial assets			7,348
Total assets per the Consolidated Balance Sheet			299,064
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgages products.
(2)Off-balance sheet exposures include credit cards.
(3)These assets mainly relate to loans as part of a joint venture agreement and the accrued interest on them. They carry low credit risk and therefore have an immaterial ECL.
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	307,416	216	18,380	592	2,996	569	328,792	1,377
Transfers from Stage 1 to Stage 2(3)	(6,805)	(9)	6,805	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,883	167	(5,883)	(167)	—	—	—	—
Transfers to Stage 3(3)	(572)	(3)	(532)	(20)	1,104	23	—	—
Transfers from Stage 3(3)	14	2	455	62	(469)	(64)	—	—
Transfers of financial instruments	(1,480)	157	845	(116)	635	(41)	—	—
Net ECL remeasurement on stage transfer(4)	—	(133)	—	26	—	64	—	(43)
Change in economic scenarios(2)	—	(7)	—	(151)	—	(12)	—	(170)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	50,863	31	936	26	24	19	51,823	76
Redemptions, repayments and assets sold(7)	(63,659)	(70)	(3,441)	(67)	(519)	(68)	(67,619)	(205)
Changes in risk parameters and other movements(6)	5,145	(61)	1,293	20	182	63	6,620	22
Assets written off(7)	—	—	—	—	(297)	(191)	(297)	(191)
At 31 December 2021	298,285	133	18,013	330	3,021	403	319,319	866
Net movement in the period	(9,131)	(83)	(367)	(262)	25	(166)	(9,473)	(511)

ECL charge/(release) to the Income Statement		(83)		(262)		25		(320)
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		87		87
ECL charge/(release) to the Income Statement from continued operations		(83)		(262)		101		(244)
Discontinued operations ECL adjustment		11		—		—		11
Total ECL charge/(release) to the Income Statement		(72)		(262)		101		(233)

At 1 January 2020	301,599	147	12,354	348	2,369	368	316,322	863
Transfers from Stage 1 to Stage 2(3)	(9,814)	(47)	9,814	47	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,178	110	(3,178)	(110)	—	—	—	—
Transfers to Stage 3(3)	(385)	(8)	(1,126)	(61)	1,511	69	—	—
Transfers from Stage 3(3)	12	2	326	21	(338)	(23)	—	—
Transfers of financial instruments	(7,009)	57	5,836	(103)	1,173	46	—	—
Net remeasurement of ECL on stage transfer(4)	—	(101)	—	239	—	241	—	379
Change in economic scenarios(2)	—	15	—	139	—	10	—	164
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased(5)	55,546	40	1,372	64	104	51	57,022	155
Redemptions, repayments and assets sold(7)	(47,671)	(30)	(2,250)	(42)	(441)	(18)	(50,362)	(90)
Changes in risk parameters and other movements(6)	4,953	88	1,068	(53)	184	99	6,205	134
Assets written off (7)	(2)	—	—	—	(393)	(253)	(395)	(253)
At 31 December 2020	307,416	216	18,380	592	2,996	569	328,792	1,377
Net movement in the period	5,817	69	6,026	244	627	201	12,470	514

ECL charge/(release) to the Income Statement		69		244		454		767
Less: Discount unwind		—		—		(14)		(14)
Less: Recoveries net of collection costs		—		—		(108)		(108)
ECL charge/(release) to the Income Statement from continued operations		69		244		332		645
Discontinued operations ECL adjustment		—		—		(6)		(6)
Total ECL charge/(release) to the Income Statement		69		244		326		639

(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements. Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
COUNTRY RISK EXPOSURES (AUDITED)
We manage our country risk exposure under our global limits framework. Within this framework we set our Risk Appetite for each country, taking into account factors that may affect its risk profile. These can include political events, macroeconomics and the nature of the risk. We actively manage exposures if we think we need to. We consider Banco Santander SA related risk separately.
The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in accordance with IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit. We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place, in which case we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The tables below exclude balances with other Banco Santander group members. We show them separately in the ‘Balances with other Banco Santander group members’ section.

	2021						2020
		Financial institutions						Financial institutions
	Governments	Banks(1)	Other	Retail	Corporate	Total(2)	Governments	Banks(1)	Other	Retail	Corporate	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	5.3	—	—	5.3	—	—	6.0	—	0.1	6.1
Italy	—	—	—	—	—	—	—	—	—	—	—	—
Spain	—	—	—	—	0.1	0.1	—	—	—	—	0.1	0.1
France	0.1	0.3	0.2	—	—	0.6	0.1	0.5	0.2	—	—	0.8
Germany	—	0.5	—	—	—	0.5	—	0.7	0.1	—	0.1	0.9
Luxembourg	—	—	0.1	—	—	0.1	—	0.1	1.3	—	0.1	1.5
Other(3)	0.3	0.8	—	—	—	1.1	0.4	1.1	—	—	0.4	1.9
	0.4	1.6	5.6	—	0.1	7.7	0.5	2.4	7.6	—	0.8	11.3
Other countries
UK	50.2	2.1	9.9	217.8	28.7	308.7	44.4	2.8	15.5	209.3	40.4	312.4
US	0.5	0.8	—	—	—	1.3	0.8	0.9	0.1	—	0.3	2.1
Japan	1.0	0.2	—	—	—	1.2	2.4	1.0	—	—	—	3.4
Switzerland	—	—	—	—	—	—	—	—	—	—	—	—
Denmark	—	—	—	—	—	—	—	—	—	—	—	—
Other	0.3	0.2	0.1	0.7	0.1	1.4	0.3	0.5	0.1	0.3	0.7	1.9
	52.0	3.3	10.0	218.5	28.8	312.6	47.9	5.2	15.7	209.6	41.4	319.8
Total	52.4	4.9	15.6	218.5	28.9	320.3	48.4	7.6	23.3	209.6	42.2	331.1
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets. Loans are included gross of credit provisions.
(3)Includes The Netherlands of£0.2bn (2020: £0.6bn), Belgium of £0.7bn (2020: £0.9bn).
Balances with other Banco Santander group members (audited)
We deal with other Banco Santander group members in the ordinary course of business. We do this where we have a particular business advantage or expertise and where they can offer us commercial opportunities. These transactions also arise where we support the activities of, or with, larger multinational corporate clients and financial institutions which may deal with other Banco Santander group members. We also dealt with Banco Santander SA as part of implementing our ring–fencing plans. We conduct these activities on the same terms as for similar transactions with third parties, and in a way that manages the credit risk within limits acceptable to the Board and the PRA.
At 31 December 2021 and 31 December 2020, we had gross balances with other Banco Santander group members as follows:

	2021				2020
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	1.0	—	—	1.0	1.8	—	—	1.8
UK	—	3.1	—	3.1	—	2.3	—	2.3
	1.0	3.1	—	4.1	1.8	2.3	—	4.1
Liabilities
Spain	1.4	0.1	—	1.5	2.5	0.1	—	2.6
UK	—	1.2	—	1.2	—	1.3	—	1.3
Uruguay	0.1	—	—	0.1	0.1	—	—	0.1
	1.5	1.3	—	2.8	2.6	1.4	—	4.0
RETAIL BANKING – CREDIT RISK REVIEW
We set out below the overall credit profile for Retail Banking. We provide further detailed credit risk analysis in separate sections for:
–Homes, our largest portfolio in 'Retail Banking: Homes - credit risk review', and
–Everyday Banking portfolio in 'Retail Banking: Everyday Banking - credit risk review' .
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for Retail Banking in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	191,883	74	11,261	332	1,918	182	205,062	588
Transfers from Stage 1 to Stage 2(3)	(5,653)	(4)	5,653	4	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,200	101	(4,200)	(101)	—	—	—	—
Transfers to Stage 3(3)	(526)	(2)	(488)	(16)	1,014	18	—	—
Transfers from Stage 3(3)	9	1	364	21	(373)	(22)	—	—
Transfers of financial instruments	(1,970)	96	1,329	(92)	641	(4)	—	—
Net ECL remeasurement on stage transfer(4)	—	(95)	—	48	—	33	—	(14)
Change in economic scenarios(2)	—	(7)	—	(85)	—	(12)	—	(104)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	35,442	19	417	14	9	4	35,868	37
Redemptions, repayments and assets sold (7)	(28,094)	(13)	(1,537)	(22)	(361)	(21)	(29,992)	(56)
Changes in risk parameters and other movements(6)	3,653	(10)	427	(8)	90	64	4,170	46
Assets written off(7)	—	1	—	(1)	(129)	(108)	(129)	(108)
At 31 December 2021	200,914	65	11,897	186	2,168	138	214,979	389
Net movement in the period	9,031	(9)	636	(146)	250	(44)	9,917	(199)

Charge/(release) to the Income Statement		(10)		(145)		64		(91)
Less: Discount unwind		—		—		(7)		(7)
Less: Recoveries net of collection costs		—		—		—		—
Total ECL charge/(release) to the Income Statement		(10)		(145)		57		(98)

At 1 January 2020	186,088	60	8,872	231	1,859	170	196,819	461
Transfers from Stage 1 to Stage 2(3)	(5,087)	(7)	5,087	7	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	2,168	82	(2,168)	(82)	—	—	—	—
Transfers to Stage 3(3)	(272)	(4)	(520)	(22)	792	26	—	—
Transfers from Stage 3(3)	8	1	323	20	(331)	(21)	—	—
Transfers of financial instruments:	(3,183)	72	2,722	(77)	461	5	—	—
Net ECL remeasurement on stage transfer(4)	—	(80)	—	145	—	42	—	107
Change in economic scenarios(2)	—	8	—	81	—	9	—	98
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased(5)	31,499	15	345	30	5	4	31,849	49
Redemptions, repayments and assets sold(7)	(23,699)	(12)	(987)	(25)	(314)	(20)	(25,000)	(57)
Changes in risk parameters and other movements(6)	1,178	12	309	(54)	110	102	1,597	60
Assets written off(7)	—	(1)	—	1	(203)	(155)	(203)	(155)
At 31 December 2020	191,883	74	11,261	332	1,918	182	205,062	588
Net movement in the period	5,795	14	2,389	101	59	12	8,243	127

Charge/(release) to the Income Statement		15		100		167		282
Less: Discount unwind		—		—		(7)		(7)
Less: Recoveries net of collection costs		—		—		(11)		(11)
Total ECL charge/(release) to the Income Statement		15		100		149		264
RETAIL BANKING: HOMES – CREDIT RISK REVIEW
We offer mortgages to people who want to buy a property and offer additional borrowing (known as further advances) to existing mortgage customers. The property must be in the UK, except for a small number of loans in the Isle of Man and Jersey.
2021 compared to 2020
A historically stable credit environment supported our customers and helped to reduce credit risk. Unemployment, which tracked at historically low levels in 2021, is one of the most important factors in defaults on mortgages. Whilst the UK housing market continues to show resilience, we maintain a cautious outlook in light of continued economic uncertainty due to the Covid-19 pandemic. Net mortgage growth in 2021 was £7.5bn (2020: £4.4bn).
Borrower profile (audited)
In this table, ‘Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house. ‘Remortgagers’ are new customers who are taking a new mortgage with us.

	Stock				New business
	2021		2020		2021		2020
	£m	%	£m	%	£m	%	£m	%
Home movers	75,879	43	72,439	42	13,537	43	10,116	41
Remortgagers	51,336	29	51,796	31	8,031	25	6,861	27
First-time buyers	35,189	20	33,958	20	6,206	19	5,354	21
Buy-to-let	14,893	8	11,608	7	4,239	13	2,622	11
	177,297	100	169,801	100	32,013	100	24,953	100
As well as the new business in the table above, there were £30.5bn (2020: £31.7bn) of remortgages where we moved existing customers with maturing products onto new mortgages. We also provided £1.4bn (2020: £1.2bn) of further advances and flexible mortgage drawdowns.
2021 compared to 2020
in 2021 mortgage asset stock increased. The borrower profile of stock altered slightly, as the reduction in remortgage asset was replaced by an increase in house purchases across both residential and BTL mortgages. Our new business profiles displayed similar trends, reflecting market conditions and in particular a strong demand for purchase activity for both residential and BTL mortgages, driven by the temporarily reduced rates of Stamp Duty Land Tax effective during the period. In 2021, we helped first-time buyers purchase their new home with £6.2bn of gross lending (2020: £5.4bn).
Interest rate profile (audited)
The interest rate profile of our mortgage asset stock was:

	2021		2020
	£m	%	£m	%
Fixed rate	149,517	84	136,045	80
Variable rate	17,124	10	21,152	13
Standard Variable Rate (SVR)	7,876	4	10,682	6
Follow on Rate (FoR)	2,780	2	1,922	1
	177,297	100	169,801	100
2021 compared to 2020
In 2021, we continued to see customers refinance from variable rate and SVR to fixed rate products influenced by low mortgage rates and the competitive mortgage market. Within fixed rate products, we saw an increase in the proportion of 5 year fixed rate mortgages in 2021.
Geographical distribution (audited)
The geographical distribution of our mortgage asset stock was:

	Stock		New business
	2021	2020	2021	2020
Region	£bn	£bn	£bn	£bn
London	45.3	42.6	8.3	6.1
Midlands and East Anglia	24.1	22.9	4.7	3.7
North	23.5	23.1	3.8	3.3
Northern Ireland	3.0	3.1	0.3	0.2
Scotland	6.6	6.7	1.0	0.8
South East excluding London	56.4	53.6	10.5	8.3
South West, Wales and other	18.4	17.8	3.4	2.6
	177.3	169.8	32.0	25.0

Average loan size for new business			£'000	£'000
South East including London			306	284
Rest of the UK			175	166
UK as a whole			234	218
2021 compared to 2020
The portfolio's geographical distribution continued to represent a broad footprint across the UK, with a concentration around London and the South East. The loan-to-income multiple of mortgage lending in the period, based on average earnings of new business at inception, was 3.35 (2020: 3.29).
Larger loans (audited)
The mortgage asset stock of larger loans was:

	South East including London		UK
	2021	2020	2021	2020
Individual mortgage loan size	£m	£m	£m	£m
<£0.25m	45,108	45,553	105,147	105,493
£0.25m to £0.50m	39,367	36,241	52,495	47,903
£0.50m to £1.0m	14,036	12,214	16,221	14,076
£1.0m to £2.0m	2,872	1,934	3,103	2,085
>£2.0m	318	236	331	244
	101,701	96,178	177,297	169,801

At 31 December 2021, there were 131 (2020: 98) individual mortgages over £2m. In 2021, there were 52 (2020: 38) new mortgages over £2m.
Loan-to-value analysis (audited)
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, as well as the LTV distribution for new business. We also show the collateral value and simple average LTV for our mortgage stock, Stage 3 stock and new business. We use our estimate of the property value at the balance sheet date. We include fees that have been added to the loan in the LTV calculation. For flexible products, we only include the drawn amount, not undrawn limits.

	2021					2020
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	80,058	25	944	9	4,997	74,620	28	858	11	4,180
>50-75%	79,027	63	614	28	15,831	69,771	90	633	36	10,088
>75-85%	14,035	26	106	12	6,896	18,508	41	125	19	5,858
>85-100%	3,646	26	69	14	4,239	6,165	44	93	22	4,781
>100%	531	51	65	26	50	737	77	90	44	46
	177,297	191	1,798	89	32,013	169,801	280	1,799	132	24,953
Collateral value of residential properties (1)	177,222		1,786		32,012	169,694		1,783		24,953

	%		%		%	%		%		%
Simple Average(2) LTV (indexed)	41		38		64	42		41		64
(1)Collateral value shown is limited to the balance of each related loan. Excludes the impact of over-collateralisation, where the collateral is higher than the loan. Includes collateral against loans in negative equity of £455m (2020: £629m).
(2)Total of all LTV% divided by the total of all accounts.
At 31 December 2021, the parts of loans in negative equity which were effectively uncollateralised before deducting loss allowances was £75m (2020: £107m). In 2021, the simple average LTV of mortgage total new lending in London was 60% (2020: 60%).
2021 compared to 2020
There were no significant changes in the quality of our collateral in 2021. Despite the economic pressures from the Covid-19 pandemic, simple average LTV remained broadly flat over the period. We continue to monitor the LTV profile of new lending and take action as needed to ensure the LTV mix of completions is appropriate.
Credit performance (audited)

	2021	2020
	£m	£m
Mortgage loans and advances to customers of which:	177,297	169,801
–Stage 1	164,381	157,614
–Stage 2	11,118	10,388
–Stage 3	1,798	1,799
Loss allowances(1)	191	280

	%	%
Stage 1 ratio(2)	92.72	92.82
Stage 2 ratio(2)	6.27	6.12
Stage 3 ratio(3)	1.02	1.07

(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.
(3)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for residential mortgages in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	170,794	17	10,470	131	1,813	132	183,077	280
Transfers from Stage 1 to Stage 2(3)	(5,439)	(2)	5,439	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,782	21	(3,782)	(21)	—	—	—	—
Transfers to Stage 3(3)	(242)	(2)	(451)	(4)	693	6	—	—
Transfers from Stage 3(3)	3	—	353	15	(356)	(15)	—	—
Transfers of financial instruments	(1,896)	17	1,559	(8)	337	(9)	—	—
Net ECL remeasurement on stage transfer(4)	—	(18)	—	10	—	9	—	1
Change in economic scenarios(2)	—	(1)	—	(67)	—	(12)	—	(80)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	33,292	6	332	2	1	—	33,625	8
Redemptions, repayments and assets sold(7)	(25,073)	(3)	(1,435)	(6)	(332)	(16)	(26,840)	(25)
Changes in risk parameters and other movements(6)	3,115	(4)	273	26	13	(10)	3,401	12
Assets written off (7)	—	—	—	—	(16)	(5)	(16)	(5)
At 31 December 2021	180,232	14	11,199	88	1,816	89	193,247	191
Net movement in the period	9,438	(3)	729	(43)	3	(43)	10,170	(89)

Charge/(release) to the Income Statement		(3)		(43)		(38)		(84)
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		(3)		(43)		(41)		(87)

At 1 January 2020	168,830	14	8,224	101	1,734	103	178,788	218
Transfers from Stage 1 to Stage 2(3)	(4,686)	(2)	4,686	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	1,911	17	(1,911)	(17)	—	—	—	—
Transfers to Stage 3(3)	(229)	(3)	(491)	(11)	720	14	—	—
Transfers from Stage 3(3)	4	—	311	14	(315)	(14)	—	—
Transfers of financial instruments	(3,000)	12	2,595	(12)	405	—	—	—
Net ECL remeasurement on stage transfer(4)	—	(15)	—	50	—	16	—	51
Change in economic scenarios(2)	—	7	—	13	—	10	—	30
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased(5)	26,102	4	237	5	1	—	26,340	9
Redemptions, repayments and assets sold(7)	(20,679)	(4)	(856)	(7)	(297)	(15)	(21,832)	(26)
Changes in risk parameters and other movements(6)	(459)	(1)	270	(19)	24	7	(165)	(13)
Assets written off (7)	—	—	—	—	(54)	(14)	(54)	(14)
At 31 December 2020	170,794	17	10,470	131	1,813	132	183,077	280
Net movement in the period	1,964	3	2,246	30	79	29	4,289	62

Charge/(release) to the Income Statement		3		30		43		76
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		3		30		40		73
Loan modifications
Forbearance(1)
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	424	305
–Net modification loss	9	7
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	152	114

The balances at 31 December 2021 and 31 December 2020, analysed by their staging at the period-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total(2)	Loss allowances
2021	£m	£m	£m	£m	£m	£m
Stage 2	388	444	273	4	1,109	12
Stage 3	217	75	73	111	476	26
	605	519	346	115	1,585	38
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%

2020
Stage 2	409	393	310	0	1,112	13
Stage 3	219	83	86	28	416	29
	628	476	396	28	1,528	42
Proportion of portfolio	0.4%	0.3%	0.2%	—%	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
(2)The total is audited.
2021 compared to 2020
In 2021, forbearance activity remained stable. The proportion of the mortgage portfolio in forbearance remained flat at 0.9% (2020: 0.9%).
–At 31 December 2021, the proportion of accounts in forbearance for more than six months that had made their last six months’ contractual payments increased to 85% (2020: 81%).
–The weighted average LTV of all accounts in forbearance was 32% (2020: 34%) compared to the weighted average portfolio LTV of 35% (2020: 38%).
–At 31 December 2021, the carrying value of mortgages classified as multiple forbearance increased slightly to £148m (2020: £143m).
Other loan modifications
Since March 2020, we have provided mortgage customers with payment holiday terms in line with UK Government and FCA guidance. The following table provides information on such loan modifications. For more on this, see 'Covid-19 Support schemes' in 'Santander UK group level - Credit risk review'.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	658	37,085
–Net modification loss	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	8	99

At 31 December 2021, there were £2.3bn (2020: £2.6bn) of other mortgages on the balance sheet that we had modified since January 2008. At 31 December 2021:
The average LTV was 27.1% (2020: 30%), and 94.74% (2020: 96%) of accounts had made their last six months’ contractual payments.
The proportion of accounts that were 90 days or more in arrears was 2.62% (2020: 1.50%).
RETAIL BANKING: HOMES – PORTFOLIOS OF PARTICULAR INTEREST
Introduction
We are mainly a residential prime lender and we do not originate sub-prime or second charge mortgages. Despite that, some types of mortgages have higher risks and others stand out for different reasons. These are:

Product	Description
Interest-only loans and part interest-only, part repayment loans	With an interest-only mortgage, the customer pays interest every month but the principal balance may remain outstanding until the end of the mortgage term. Some mortgages have a part that is interest-only, with the rest being a normal repayment mortgage. Customers with part interest-only, part repayment mortgages still have to pay back a lump sum at the end of their mortgage for the interest-only part. This means there is a higher credit risk on these loans as we depend on the customers to pay back a lump sum. We design new account LTV maximums to mitigate this credit risk. We also make sure the customer has a plausible repayment plan before we lend to them and remains on track for the life of the loan.

Since 2009, we have reduced the risk from new interest-only mortgages by lowering the maximum LTV. For the majority of applicants a maximum LTV of 50% applies. For high net worth customers (gross annual income > £250k) this maximum LTV for an interest-only mortgage can be up to 75%. When a customer plans to repay their mortgage by selling the property, we require a minimum equity buffer of £250k.

Customers with interest-only mortgages have to make arrangements to repay the principal at the end of the mortgage. We have a strategy to make sure that we tell these customers that they have to do this. We send them messages with their annual mortgage statements, and we run contact campaigns to encourage them to tell us how they plan to repay. We undertake these contact campaigns periodically throughout the customers' interest-only mortgage term and increase the frequency of contact as customers approach term maturity.

If customers know they will not be able to repay their mortgage in full when it ends, or if their mortgage has already passed the date when it should have ended, we talk to them. If we think it is in the customer’s interests and they can afford it, we look at other ways of managing it. That can mean turning the mortgage into a standard repayment one and extending it. Or, if the customer is waiting for their means of repaying it, such as an investment plan or bonds, to mature, an extension may be permitted.
Flexible loans
Flexible mortgages allow customers to pay more or less than their usual amount each month, or even to take ‘payment holidays’ when they pay nothing at all. Customers do not have to take or draw down the whole loan all at once – so if they took out a mortgage big enough to allow them to build a home extension after three years, they do not have to start paying interest on that extra money until they are ready to spend it. There are conditions on when and how much customers can draw down:
–There are often limits on how much can be drawn down in any month
–The customer cannot be in payment arrears
–The customer cannot have insolvency problems, such as a county court judgement, bankruptcy, an individual voluntary arrangement, an administration order or a debt relief order.
A customer can ask us to increase their credit limit, but that means we will go through our full standard credit approval process. We can also lower the customer’s credit limit at any time, so it never goes above 90% of the property’s current market value.
We no longer offer flexible loan products for new mortgages.
This is an area of interest in order to identify customers who might be using these facilities to self-forbear, such as regularly drawing down small amounts. If there is any sign that the credit risk has significantly increased, we reflect this in our provision calculations.

Loans with an LTV >100%
Where the mortgage balance is more than the property is now worth, we cannot recover the full value of the loan by repossessing and selling the property. This means there is a higher credit risk on these loans. In some cases, property prices have fallen, so mortgages we gave in the past with lower LTVs now have LTVs greater than 100%.
We monitor existing accounts with LTVs >100% as part of our assessment of ongoing portfolio performance. We design new account LTV maximums to mitigate an increase in the volume of accounts with an LTV >100%.

Buy-to-Let (BTL) loans	In recent years, we have refined our BTL proposition to appeal to a wider catchment, and we have improved our systems to cater for this segment with a focus on non-professional landlords. We have prudent lending criteria, and specific policies for BTL. We only lend to a maximum 75% LTV. The first applicant must earn a minimum income of £25,000 per year, and we require evidence of income in all cases. We also use a BTL affordability rate as part of our assessment about whether to lend. This means that the rental income must cover the monthly mortgage interest payments by a prescribed amount when calculated using a stressed interest rate. We regularly review the prescribed amount and adjust it as needed.
In 2020 and 2021 we provided customers with payment holiday terms in line with the UK Government's Covid-19 guidance. For more on this, see ‘Covid-19 Support schemes’ in 'Santander UK group level - Credit risk review'.
Climate change
The value of property collateral for mortgages might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk or changing environmental performance standards for property. In 2021 we reviewed the proportion of mortgage loans subject to flood and subsidence risk and concluded that the risk was not material. The terms of our mortgage lending require homeowners to buy suitable insurance which transfers the majority of the risk to asset valuations to third party insurers.
Credit performance (audited)

		Portfolio of particular interest(1)
	Total	Interest-only	Part interest-only, part repayment (2) (3)	Flexible(3)	LTV >100%	Buy-to-let	Other portfolio
2021	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	177,297	40,906	13,865	8,549	531	14,893	118,874
–Stage 1	164,381	36,459	12,614	7,509	357	14,363	111,947
–Stage 2	11,118	3,630	1,024	796	109	489	6,225
–Stage 3	1,798	817	227	244	65	41	702
Stage 3 ratio(4)	1.02%	2.02%	1.64%	3.06%	12.29%	0.27%	0.59%
PIPs	2	1	1	—	1	—	—
Simple average LTV (indexed)	41%	44%	43%	23%	116%	59%	41%

2020
Mortgage portfolio	169,801	38,722	13,498	9,953	737	11,608	113,378
–Stage 1	157,614	33,609	12,118	8,731	426	11,180	108,003
–Stage 2	10,388	4,230	1,132	989	221	393	4,763
–Stage 3	1,799	883	248	233	90	35	612
Stage 3 ratio(4)	1.07%	2.30%	1.84%	2.48%	12.25%	0.30%	0.54%
PIPs	10	5	2	1	4	—	2
Simple average LTV (indexed)	42%	44%	44%	26%	117%	59%	43%
(1)Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)Mortgage balance includes both the interest-only part of £10,270m (2020: £10,037m) and the non-interest-only part of the loan.
(3)Includes legacy Alliance & Leicester flexible loans that work in a more limited way than our current Flexi loan product.
(4)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
2021 compared to 2020
–In 2021, the combined total proportion of interest-only loans, part interest-only, part repayment loans and flexible loans reduced, reflecting our strategy to manage down our proportional exposure to these lending profiles.
–BTL mortgage balances increased £3.3bn to £14.9bn (2020: £11.6bn) driven by continued focus in growing this portfolio. In 2021, the simple average LTV of mortgage total new BTL lending was 68% (2020: 65%).
Interest-only sub analysis
Full interest-only new business in the period

	2021	2020
	£m	£m
Full interest-only loans	6,339	4,267

Full interest-only maturity profile

	Term expired	Within 2 years	Between 2-5 years	Between 5-15 years	Greater than 15 years	Total
2021	£m	£m	£m	£m	£m	£m
Full interest-only portfolio	393	1,902	3,825	19,784	15,002	40,906
–of which value weighted average LTV (indexed) is >75%	13	106	113	1,020	1,356	2,608

2020
Full interest-only portfolio	374	1,736	3,722	20,490	12,400	38,722
–of which value weighted average LTV (indexed) is >75%	13	131	154	1,405	1,018	2,721

2021 compared to 2020
For full interest-only mortgages, of the total £393m that was term expired at 31 December 2021, 83% continued to pay the interest due under the expired contract terms. Interest-only mortgages that matured in 2021 totalled £799m, of which: £331m was subsequently repaid, £6m was refinanced under normal credit terms, £217m was refinanced under forbearance arrangements and £245m remained unpaid and was classified as term expired at 31 December 2021.
At 31 December 2021, there were 61,750 (2020: 69,713) flexible mortgage customers, with undrawn facilities of £4,627m (2020: £5,621m). The portfolio’s value weighted LTV (indexed) was 24% (2020: 26%).
Forbearance(1) (audited)
The balances at 31 December 2021 and 31 December 2020 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2021	£m	£m	£m	£m
Total	419	35	13	11
–Stage 2	280	24	3	8
–Stage 3	139	11	10	3

2020
Total	285	48	10	9
–Stage 2	184	34	3	6
–Stage 3	101	14	7	3
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
2021 compared to 2020
Levels of forbearance undertaken on accounts on Interest-only increased during 2021, driven by two factors. Firstly, maturing or past maturity customers impacted or potentially impacted by Covid-19 opted to take a one year deferral of repaying their capital. This was offered in line with FCA guidance to support maturing Interest-only customers who may be impacted by Covid-19. These guidelines were in place between November 2020 and October 2021. Secondly, Interest-only vulnerable customers who are in financial difficulties elected to take a product specifically offered to support them in this situation.
RETAIL BANKING : EVERYDAY BANKING – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for Everyday Banking in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	21,089	57	791	201	105	50	21,985	308
Transfers from Stage 1 to Stage 2(3)	(214)	(2)	214	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	418	81	(418)	(81)	—	—	—	—
Transfers to Stage 3(3)	(284)	(1)	(36)	(10)	320	11	—	—
Transfers from Stage 3(3)	5	1	11	5	(16)	(6)	—	—
Transfers of financial instruments	(75)	79	(229)	(84)	304	5	—	—
Net ECL remeasurement on stage transfer(4)	—	(78)	—	39	—	23	—	(16)
Change in economic scenarios(2)	—	(4)	—	(19)	—	—	—	(23)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,150	13	84	12	9	4	2,243	29
Redemptions, repayments and assets sold (7)	(3,023)	(11)	(101)	(16)	(29)	(5)	(3,153)	(32)
Changes in risk parameters and other movements(6)	541	(6)	153	(34)	77	74	771	34
Assets written off(7)	—	1	—	(1)	(114)	(102)	(114)	(102)
At 31 December 2021	20,682	51	698	98	352	49	21,732	198
Net movement in the period	(407)	(6)	(93)	(103)	247	(1)	(253)	(110)

Charge/(release) to the Income Statement		(7)		(102)		101		(8)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		(51)		(51)
Total ECL charge/(release) to the Income Statement		(7)		(102)		46		(63)

At 1 January 2020	17,258	46	648	130	125	67	18,031	243
Transfers from Stage 1 to Stage 2(3)	(402)	(5)	402	5	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	257	65	(257)	(65)	—	—	—	—
Transfers to Stage 3(3)	(42)	(1)	(29)	(11)	71	12	—	—
Transfers from Stage 3(3)	4	1	11	5	(15)	(6)	—	—
Transfers of financial instruments:	(183)	60	127	(66)	56	6	—	—
Net ECL remeasurement on stage transfer(4)	—	(63)	—	95	—	25	—	57
Change in economic scenarios(2)	—	—	—	68	—	—	—	68
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	5,398	11	107	25	5	4	5,510	40
Redemptions, repayments and assets sold(7)	(3,020)	(8)	(130)	(19)	(19)	(5)	(3,169)	(32)
Changes in risk parameters and other movements(6)	1,636	12	39	(33)	87	94	1,762	73
Assets written off(7)	—	(1)	—	1	(149)	(141)	(149)	(141)
At 31 December 2020	21,089	57	791	201	105	50	21,985	308
Net movement in the period	3,831	11	143	71	(20)	(17)	3,954	65

Charge/(release) to the Income Statement		12		70		124		206
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		(52)		(52)
Total ECL charge/(release) to the Income Statement		12		70		68		150
Credit performance (audited)

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2021	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	3,532	2,000	2,341	438	4,779	8,311
–Stage 1	3,076	1,910	2,125	299	4,334	7,410
–Stage 2	201	73	181	120	374	575
–Stage 3	255	17	35	19	71	326
Loss allowances(1)	22	47	89	40	176	198
Stage 3 undrawn exposures	—				26	26
Stage 3 ratio(2)	7.20%				2.03%	4.23%
Gross write-offs	6				97	103

2020
Loans and advances to customers of which:	3,855	2,038	2,349	408	4,795	8,650
–Stage 1	3,845	1,881	1,975	253	4,109	7,954
–Stage 2	6	139	335	138	612	618
–Stage 3	4	18	39	17	74	78
Loss allowances(1)	9	80	158	61	299	308
Stage 3 undrawn exposures	—				27	27
Stage 3 ratio(2)	0.10%				2.09%	1.24%
Gross write-offs	12				129	141

(1)The ECL allowance is for both on and off–balance sheet exposures
(2)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
2021 compared to 2020
Business banking balances reduced mainly due to customers repaying their Bounce back loans (BBLs). Stage 2 and Stage 3 assets grew in 2021 and they were mainly BBLs accounts. However, they had no impact on ECL since BBLs are100% government guaranteed. The increase in ECL was mainly to take into account the additional debt burden on customers taking BBLs.
The credit risk profile for other unsecured loans was stable in 2021, with an improvement in Stage 2 assets from a favourable macroeconomic outlook and lower risk indicators observed in this population. The reduction in ECL levels was reflective of the improved macroeconomics and fewer accounts being triggered into Stage 2.
Loan modifications
Forbearance
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Business banking	Credit cards	Overdrafts	Total
2021	£m	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	13	9	22
–Net modification gain	—	5	4	9
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	4	2	6

2020
Financial assets modified in the period:
–Amortised cost before modification	—	18	8	26
–Net modification gain	—	8	4	12
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	2	2	4
The balances (audited) at 31 December 2021 and 31 December 2020 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2021	£m	£m	£m	£m	£m	£m
Total	2	1	38	15	54	56
–Stage 2	—	—	7	3	10	10
–Stage 3	2	1	31	12	44	46

2020
Total	4	—	43	16	59	63
–Stage 2	—	—	10	5	15	15
–Stage 3	4	—	33	11	44	48

Other loan modifications
Since March 2020, we have provided business banking and other unsecured lending customers with payment holiday terms. The following table provides information on such loan modifications. For more on this, see 'Covid-19 Support measures' in 'Santander UK group level - Credit risk review'.

	Business banking	Other unsecured	Total
2021	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	9	9
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	1	1

2020
Financial assets modified in the period:
–Amortised cost before modification	—	300	300
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	6	6
CONSUMER FINANCE – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for Consumer Finance in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	7,824	44	379	37	58	37	8,261	118
Transfers from Stage 1 to Stage 2(3)	(98)	(1)	98	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	105	6	(105)	(6)	—	—	—	—
Transfers to Stage 3(3)	(8)	—	(8)	(2)	16	2	—	—
Transfers from Stage 3(3)	5	—	3	2	(8)	(2)	—	—
Transfers of financial instruments	4	5	(12)	(5)	8	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	(2)	—	—	—	(2)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,212	6	70	4	3	2	2,285	12
Redemptions, repayments and assets sold(7)	(4,063)	(19)	(142)	(6)	(19)	(3)	(4,224)	(28)
Changes in risk parameters and other movements(6)	(903)	(18)	(95)	(12)	11	6	(987)	(24)
Assets written off(7)	—	—	—	1	(37)	(25)	(37)	(24)
At 31 December 2021	5,074	18	200	17	24	17	5,298	52
Net movement in the period	(2,750)	(26)	(179)	(20)	(34)	(20)	(2,963)	(66)

Charge/(release) to the Income Statement		(26)		(21)		5		(42)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		9		9
Total ECL charge/(release) to the Income Statement		(26)		(21)		14		(33)

At 1 January 2020	7,315	29	604	28	42	31	7,961	88
Transfers from Stage 1 to Stage 2(3)	(154)	(1)	154	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	375	4	(375)	(4)	—	—	—	—
Transfers to Stage 3(3)	(33)	(3)	(20)	(5)	53	8	—	—
Transfers from Stage 3(3)	—	—	1	1	(1)	(1)	—	—
Transfers of financial instruments:	188	—	(240)	(7)	52	7	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	3,486	14	134	6	4	2	3,624	22
Redemptions, repayments and assets sold(7)	(2,136)	(4)	(151)	3	(5)	29	(2,292)	28
Changes in risk parameters and other movements(6)	(1,027)	5	32	8	(10)	(8)	(1,005)	5
Assets written off(7)	(2)	—	—	(1)	(25)	(24)	(27)	(25)
At 31 December 2020	7,824	44	379	37	58	37	8,261	118
Net movement in the period	509	15	(225)	9	16	6	300	30

Charge/(release) to the Income Statement		15		10		30		55
Less: Discount unwind		—		—		6		6
Less: Recoveries net of collection costs		—		—		(17)		(17)
Total ECL charge/(release) to the Income Statement		15		10		19		44
Credit performance (audited)

	2021	2020
	£m	£m
Loans and advances to customers of which:	4,984	8,024
–Stage 1	4,760	7,587
–Stage 2	200	379
–Stage 3	24	58
Loss allowances(1)	52	118
Stage 3 undrawn exposures	—	—
Stage 3 ratio(2)	0.49%	0.72%
Gross write offs	25	25
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
2021 compared to 2020
We maintained our prudent underwriting criteria throughout the period. The product mix showed a material decrease in wholesale finance facilities (stock finance) 2021 of £0.4bn due to low availability of new cars and a transfer of wholesale portfolio to a new joint venture with Volvo Car Financial Services Ltd. The retail car finance market saw challenges in 2021 mainly due to a one month closure at dealerships as a result of Covid-19. It was also impacted by an ongoing global semiconductor shortage which acted as a limiting factor on the supply of new vehicles. We monitor residual values on all types of vehicles, including diesel, petrol, hybrid and electric.
At 31 December 2021, total loan balance decreased by £3,040m (38%) compared to 31 December 2020, mainly due to the sale of PSA Finance UK Limited, where £3.2bn of assets were derecognised. For more details, see Note 34. Gross lending new business in 2021 was £2,383m (2020: £3,074m). Wholesale loans (stock finance) to car dealerships were approximately 7% of the loan book, unchanged since 31 December 2020. The average Consumer (auto) finance loan size was £16,182 (2020: £15,918).
The risk profile remained stable in terms of our credit scoring acceptance policies. The overall risk performance was good with a majority of customers paying.
Climate change
The residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles. In 2021, we also considered any movement in ECL provision due to climate change risk and concluded that it was not material. This was because residual value risk was already set at the more cautious end of the acceptable range to capture the inherent risk of diesel obsolescence and measurement uncertainty of electric vehicles.
Loan modifications
Forbearance
The balances (audited) at 31 December 2021 and 31 December 2020 were:

	2021	2020
	£m	£m
Total	—	9
–Stage 2	—	4
–Stage 3	—	5

Other loan modifications
Since March 2020, we have provided Consumer Finance customers with payment holiday terms. The following table provides information on such loan modifications. For more on this, see 'Covid-19 Support measures' in 'Santander UK group level - Credit risk review'.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	54	403
–Net modification loss	—	6
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the ECL allowance changed to 12-month measurement in the period	226	403
CORPORATE & COMMERCIAL BANKING – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 127 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	17,217	54	6,266	199	1,020	350	24,503	603
Transfers from Stage 1 to Stage 2(3)	(914)	(4)	914	4	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	1,579	60	(1,579)	(60)	—	—	—	—
Transfers to Stage 3(3)	(38)	—	(37)	(3)	75	3	—	—
Transfers from Stage 3(3)	1	—	88	40	(89)	(40)	—	—
Transfers of financial instruments	628	56	(614)	(19)	(14)	(37)	—	—
Net ECL remeasurement on stage transfer(4)	—	(39)	—	(22)	—	31	—	(30)
Change in economic scenarios(2)	—	(2)	—	(62)	—	(1)	—	(65)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	12,783	5	448	8	12	13	13,243	26
Redemptions, repayments and assets sold(7)	(15,067)	(9)	(1,330)	(17)	(140)	(43)	(16,537)	(69)
Changes in risk parameters and other movements(6)	2,642	(16)	891	40	55	(7)	3,588	17
Assets written off (7)	—	—	—	—	(106)	(59)	(106)	(59)
At 31 December 2021	18,203	49	5,661	127	827	247	24,691	423
Net movement in the period	986	(5)	(605)	(72)	(193)	(103)	188	(180)

ECL charge/(release) to the Income Statement		(5)		(72)		(44)		(121)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		34		34
Total ECL charge/(release) to the Income Statement		(5)		(72)		(14)		(91)

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	21,281	53	2,385	51	452	158	24,118	262
Transfers from Stage 1 to Stage 2(3)	(4,443)	(37)	4,443	37	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	528	20	(528)	(20)	—	—	—	—
Transfers to Stage 3(3)	(78)	(1)	(543)	(21)	621	22	—	—
Transfers from Stage 3(3)	4	1	1	—	(5)	(1)	—	—
Transfers of financial instruments	(3,989)	(17)	3,373	(4)	616	21	—	—
Net ECL remeasurement on stage transfer(4)	—	(18)	—	92	—	198	—	272
Change in economic scenarios(2)	—	7	—	44	—	—	—	51
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	7,984	10	805	28	94	44	8,883	82
Redemptions, repayments and assets sold(7)	(6,487)	(13)	(818)	(18)	(118)	(25)	(7,423)	(56)
Changes in risk parameters and other movements(6)	(1,572)	32	521	6	97	5	(954)	43
Assets written off (7)	—	—	—	—	(121)	(51)	(121)	(51)
At 31 December 2020	17,217	54	6,266	199	1,020	350	24,503	603
Net movement in the period	(4,064)	1	3,881	148	568	192	385	341

ECL charge/(release) to the Income Statement		1		148		243		392
Less: Discount unwind		—		—		(5)		(5)
Less: Recoveries net of collection costs		—		—		(93)		(93)
Total ECL charge/(release) to the Income Statement		1		148		145		294
Committed exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. guarantees. Therefore, committed exposures are typically higher than asset balances. However, committed exposures can be smaller than the asset balances due to netting.
Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	592	954	3,060	3,166	3,559	2,465	733	14,529
Commercial Real Estate	—	—	55	21	2,172	2,064	181	4	4,497
Social Housing	52	2,985	2,471	—	—	2	—	—	5,510
	52	3,577	3,480	3,081	5,338	5,625	2,646	737	24,536
Of which:
Stage 1	52	2,889	3,168	2,750	4,796	3,389	428	577	18,049
Stage 2	—	688	312	331	542	2,236	1,392	160	5,661
Stage 3	—	—	—	—	—	—	826	—	826

2020
SME and mid corporate	—	468	1,288	2,640	2,820	3,518	2,790	922	14,446
Commercial Real Estate	—	—	65	214	696	3,684	484	9	5,152
Social Housing	112	2,631	2,334	—	—	2	—	6	5,085
	112	3,099	3,687	2,854	3,516	7,204	3,274	937	24,683
Of which:
Stage 1	112	3,060	3,626	2,589	2,776	4,027	454	752	17,396
Stage 2	—	39	61	265	740	3,177	1,800	185	6,267
Stage 3	—	—	—	—	—	—	1,020	—	1,020
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
2021 compared to 2020
In Corporate & Commercial Banking, committed exposure reduced marginally by 0.6%, with lending in Social Housing offset by redemptions in the Commercial Real Estate (CRE) portfolio. Our CRE portfolio decreased by 13% as we continue to manage our exposure in line with proactive risk management policies. Social Housing exposure increased by 8% as we refinance lending from the Corporate Centre to the core book. The rating distribution has improved in both the CRE and SME and mid Corporate portfolios following a recovery in the credit quality of a number of names initially downgraded as a result of Covid-19.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2021					2020
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	14,486	43	—	—	14,529	14,399	47	—	—	14,446
Commercial Real Estate	4,497	—	—	—	4,497	5,151	—	—	1	5,152
Social Housing	5,510	—	—	—	5,510	5,085	—	—	—	5,085
	24,493	43	—	—	24,536	24,635	47	—	1	24,683
Credit risk mitigation (audited)

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2021	£m	£m	£m
SME and mid corporate	723	354	369
Commercial Real Estate	103	85	18
	826	439	387

2020
SME and mid corporate	853	286	567
Commercial Real Estate	167	105	62
	1,020	391	629
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2021 and 31 December 2020.

2021	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
SME and mid corporate	11,131	531	2,144	723	14,529	378
Commercial Real Estate	3,989	193	212	103	4,497	43
Social Housing	5,345	—	165	—	5,510	2
	20,465	724	2,521	826	24,536	423

2020
SME and mid corporate	10,844	340	2,409	853	14,446	478
Commercial Real Estate	4,191	233	561	167	5,152	125
Social Housing	5,012	—	73	—	5,085	—
	20,047	573	3,043	1,020	24,683	603
(1)Includes committed facilities and derivatives.
2021 compared to 2020
In Corporate & Commercial Banking, exposures subject to enhanced monitoring increased by 26%. This was mainly in SME and mid Corporate. Accommodation and food service activities have been particularly heavily impacted by Covid-19 related restrictions despite the measures taken by the government to support industries through the pandemic. Exposures subject to proactive monitoring however decreased by 17% across both the SME and mid Corporate portfolio and the CRE portfolio. This followed the upgrading of a number of names initially downgraded as a result of Covid-19 uncertainty but which have since stabilised.
Loan loss allowances decreased by £180m (30%). This reflects the improved economic assumptions and scenario weightings applied within the IFRS 9 model due to the improved economic outlook. Also stage reclassifications for some corporate loans as they emerged from lockdown saw provision releases as well as the release of some Covid-19 related PMAs.
Loan modifications
Forbearance
The following table (audited)sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	243	201
–Net modification gain/ (loss)	(5)	(5)
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	29	40

We only make forbearance arrangements for lending to customers. The balances (audited) at 31 December 2021 and 31 December 2020, analysed by their staging at the period–end and the forbearance we applied, were:

	2021	2020
	£m	£m
Stock(1)
–Term extension	150	141
–Interest-only	239	175
–Other payment rescheduling	204	180
	593	496
Of which:
–Stage 1	20	13
–Stage 2	303	179
–Stage 3	270	304
	593	496
Proportion of portfolio	2.4%	2.0%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.
2021 compared to 2020
In 2020, in line with guidance from the EBA and PRA, concessions required primarily as a result of Covid-19 were not recorded as forbearance. This categorisation dispensation ended in March 2021, after which concessions granted to borrowers exhibiting signs of financial difficulty are reported as forbearance. This was the driver for the increase in forbearance balances in 2021.
PORTFOLIOS OF PARTICULAR INTEREST
Introduction
Some types of lending have higher risk and others stand out for other reasons. We give more detail below on two areas of particular interest.

Portfolio	Description
Commercial Real Estate	This is lending to experienced, professional landlords mainly secured by tenanted UK property in the office, retail, industrial and residential sub-sectors. The CRE market experienced a challenging environment in the immediate years after the last financial crisis and has previously seen regular cyclical downturns. For those reasons, this is a portfolio of particular interest. We manage and report our Commercial Real Estate portfolio in Corporate & Commercial Banking.
Social Housing	This is lending and treasury services for UK housing association groups secured by tenanted UK residential property. Borrowers are mainly charitable entities and registered with the appropriate regulator for the part of the UK in which they operate. The Social Housing sector in the UK is critical in ensuring the supply of affordable housing across the country. Housing associations play a prominent role in addressing the UK’s shortage of housing across all tenures. The sector benefits from a zero–loss default history aided by its regulated nature. This is a portfolio of particular interest as we hold a significant position in the market.

We see continued investment in this sector as a direct way to support the UK and, indirectly, the wider community initiatives undertaken by our customers. We manage and report our Social Housing portfolio in Corporate & Commercial Banking, except for older loans that do not fit our current business strategy, which we manage and report in Corporate Centre. We provide detailed disclosures of our Social Housing portfolios in the sections above. We provide a summary of our total Social Housing portfolio below, to give a Santander UK–wide view.

In 2020 and 2021 we provided customers with payment holiday terms in line with the UK Government's Covid-19 guidance. For more on this, see ‘Covid-19 Support schemes’ in 'Santander UK group level - Credit risk review'.
Climate change
The global economy is still heavily dependent on fossil fuel energy sources such as coal, natural gas and oil, which significantly contribute to climate change. Energy transmission requires building and maintaining appropriate wholesale networks that can affect the natural environment. We remain committed to reallocating financial flows from fossil fuel consumption, including for electricity generation, to cleaner alternatives as set out in our Environmental, Social and Climate Change Policy.
In order to track and measure how our current lending activities contribute towards the reliance of fossil fuels, in 2021 we analysed our portfolio to identify fossil fuel exposures. We classified lending as a fossil fuel exposure if the counterparty engaged in any of the following activities:
–Oil & Gas: production and treatment including refining, transportation, storage and wholesale distribution
–Mining & Extraction: any coal mining or extraction activities
–Power Generation: clients for who coal-fired generation represents more than 10% of revenues on a consolidated basis.
At 31 December 2021, we had limited exposure to such counterparties, with these activities making up less than 0.1% of our Corporate and Commercial Banking lending portfolio. On an individually assessed basis, clients in these industries were highly rated and their markets remained highly liquid. We will continue to monitor, disclose and reduce lending which contributes to ongoing fossil fuel use.
Commercial Real Estate
Credit performance
The table below shows the main CRE credit performance metrics at 31 December 2021 and 31 December 2020.

	Customer loans(1)	Stage 3(2)	Stage 3 Ratio(3)	Gross write–offs	Total loss allowance
	£m	£m	%	£m	£m
2021	4,158	103	2.48	25	43
2020	4,689	165	3.60	13	125
(1)CRE drawn loans in the CRE portfolio of our Corporate & Commercial Banking segment of £4,158m (2020: £4,689m).
(2)We define Stage 3 in the ‘Credit risk management’ section.
(3)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
LTV analysis
The table below shows the LTV distribution for our CRE total stock and Stage 3 stock (based on the drawn balance and our latest estimate of the property’s current value) of the portfolio at 31 December 2021 and 31 December 2020.

	2021				2020
	Stock		Stage 3		Stock		Stage 3
	Total	ECL	Total	ECL	Total	ECL	Total	ECL
LTV	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	2,739	19	44	9	3,043	53	43	13
>50-70%	1,101	20	50	15	1,342	59	109	42
>70-100%	38	2	7	1	49	6	7	3
> 100%	10	1	2	1	8	4	6	4
Other portfolio (1)	270	1	—	—	230	3	—	—
Total with collateral	4,158	43	103	26	4,672	125	165	62
Development loans	—	—	—	—	17	—	—	—
	4,158	43	103	26	4,689	125	165	62
(1)Smaller value transactions, mainly commercial mortgages.
Sector analysis

Sector	2021		2020
	£m	%	£m	%
Office	1,106	27	1,491	32
Retail	631	15	853	18
Industrial	530	13	680	15
Residential	589	14	766	16
Mixed use	605	14	358	8
Student accommodation	109	3	62	1
Hotels and leisure	253	6	181	4
Other	65	2	51	1
Small value transactions portfolio(1)	270	6	247	5
	4,158	100	4,689	100
(1)Mainly commercial mortgages.
The CRE portfolio is well diversified across sectors, with no significant regional or single name concentration. Falling capital and rental yields along with Covid-19 related rent collection challenges have exacerbated structural issues in sub-sectors such as Retail. However, at 31 December 2021, the LTV profile of the portfolio remained conservative with £3,840m and 99% (2020: £4,385m and 99%) at or below 70% LTV following planned deleveraging of the portfolio. Almost three quarters of the CRE portfolio have an LTV below 50%.
Refinancing risk
At 31 December 2021, CRE loans of £1,213m (2020: £1,337m) were due to mature within 12 months. Of these, £11m or 0.9% (2020: £9m or 0.7%) had an LTV ratio higher than is acceptable under our current credit policy, £5m of which were reported as Stage 3 (2020: £9m).

2021 compared to 2020
In our CRE portfolio, drawn customer loans decreased by £531m, as we focus on risk-weighted returns to manage our exposure in line with proactive risk management policies. In 2021, we maintained a prudent lending approach, with 100% new business (2020: 100%) written at or below 60% LTV. The weighted average LTV on the CRE portfolio was 43% (2020: 45%).
Drawn facilities subject to enhanced monitoring decreased by 16% to £190m (2020: £225m). Drawn facilities subject to proactive management decreased by 59% to £212m (2020: £522m). This followed the improvement in credit quality of a number of names initially downgraded as a result of Covid-19 but which have since stabilised. Stage 3 exposures increased to £103m (2020: £165m).
Social Housing
We manage and report our Social Housing portfolio in Corporate & Commercial Banking, except for older Social Housing loans that do not fit our current business strategy, which we manage and report in Corporate Centre. We provide detailed disclosures of our Social Housing portfolios in the sections above. At 31 December 2021 and 31 December 2020, our total Social Housing exposure was:

	2021			2020
	On-balance sheet	Total exposure	Total loss allowances	On-balance sheet	Total exposure	Total loss allowances
	£m	£m	£m	£m	£m	£m
Corporate & Commercial Banking	2,930	5,510	2	2,770	5,085	—
Corporate Centre	2,162	2,858	1	3,043	3,817	—
	5,092	8,368	3	5,813	8,902	—
CORPORATE CENTRE – CREDIT RISK REVIEW
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 127 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	79,275	35	45	—	—	—	79,320	35
Transfers from Stage 1 to Stage 2(3)	(141)	—	141	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	—	—	—	—	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	(141)	—	141	—	—	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	425	1	2	—	—	—	427	1
Redemptions, repayments and assets sold (7)	(5,326)	(18)	(27)	—	1	1	(5,352)	(17)
Changes in risk parameters and other movements(6)	(139)	(17)	94	—	1	—	(44)	(17)
Assets written off (7)	—	—	—	—	—	—	—	—
At 31 December 2021	74,094	1	255	—	2	1	74,351	2
Net movement in the period	(5,181)	(34)	210	—	2	1	(4,969)	(33)

ECL charge/(release) to the Income Statement		(34)		—		1		(33)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		22		22
Total ECL charge/(release) to the Income Statement		(34)		—		23		(11)

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	73,943	1	97	1	—	—	74,040	2
Transfers from Stage 1 to Stage 2(3)	(87)	(2)	87	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	106	4	(106)	(4)	—	—	—	—
Transfers to Stage 3(3)	(2)	—	(3)	(1)	5	1	—	—
Transfers from Stage 3(3)	1	1	1	—	(2)	(1)	—	—
Transfers of financial instruments	18	3	(21)	(3)	3	—	—	—
Net ECL remeasurement on stage transfer(4)	—	(4)	—	3	—	1	—	—
Change in economic scenarios(2)	—	—	—	6	—	—	—	6
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	11,457	1	45	—	1	—	11,503	1
Redemptions, repayments and assets sold(7)	(10,344)	(1)	(7)	(1)	(3)	(1)	(10,354)	(3)
Changes in risk parameters and other movements(6)	4,201	35	(69)	(6)	1	—	4,133	29
Assets written off (7)	—	—	—	—	(2)	—	(2)	—
At 31 December 2020	79,275	35	45	—	—	—	79,320	35
Net movement in the period	5,332	34	(52)	(1)	—	—	5,280	33

ECL charge/(release) to the Income Statement		34		(1)		—		33
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		3		3
Total ECL charge/(release) to the Income Statement		34		(1)		3		36
Committed exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. guarantees. Therefore, committed exposures are typically higher than asset balances. However, committed exposures can be smaller than the asset balances due to netting. We show Sovereigns and Supranationals net of short positions and reverse repurchase agreement exposures in Large Corporate net of repurchase agreement liabilities, including OTC derivatives. The derivative and other treasury product exposures (classified as ‘Financial Institutions’) are also typically lower than the asset balances, because we show our overall risk exposure which takes into account our procedures to mitigate credit risk. The balances on our balance sheet only reflect the more restrictive netting permitted by IAS 32.
Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	57,415	1,051	—	—	—	—	—	—	58,466
Structured Products	573	1,064	197	41	—	—	—	—	1,875
Social Housing	—	1,290	1,568	—	—	—	—	—	2,858
Financial Institutions	501	534	361	7	—	—	—	—	1,403
Legacy Portfolios in run-off(2)	—	—	—	6	—	—	—	44	50
Derivatives	—	—	—	—	—	—	—	—	—
Crown Dependencies	—	—	—	—	—	—	—	742	742
	58,489	3,939	2,126	54	—	—	—	786	65,394
Of which:
Stage 1	58,489	3,732	2,082	54	—	—	—	780	65,137
Stage 2	—	207	44	—	—	—	—	4	255
Stage 3	—	—	—	—	—	—	—	2	2

2020
Sovereign and Supranational	50,867	2,383	—	—	—	—	—	—	53,250
Structured Products	1,168	1,044	229	41	—	—	—	—	2,482
Social Housing	2	2,001	1,814	—	—	—	—	—	3,817
Financial Institutions	497	200	9	6	—	—	—	—	712
Legacy Portfolios in run-off(2)	—	—	—	—	—	—	—	156	156
Derivatives	—	—	—	—	—	—	—	—	—
Crown Dependencies	—	—	—	—	—	—	—	275	275
	52,534	5,628	2,052	47	—	—	—	431	60,692
Of which:
Stage 1	52,534	5,583	2,052	47	—	—	—	431	60,647
Stage 2	—	45	—	—	—	—	—	—	45
Stage 3	—	—	—	—	—	—	—	—	—
(1)Smaller exposures mainly in the commercial mortgage portfolio, and Crown Dependencies residential mortgages portfolio. We use scorecards for them, instead of a rating model.
(2)Commercial mortgages and residual structured and asset finance loans (shipping, aviation and structured finance).
2021 compared to 2020
In Corporate Centre, committed exposures decreased by 8% mainly driven by UK Sovereign and Supranational exposures as part of normal liquid asset portfolio management, which increased by 10%. The portfolio profile remained short-term, reflecting the purpose of the holdings. Social Housing exposures reduced by 25% as we refinance lending from the Corporate Centre to the core book and Legacy Portfolios in run-off reduced by 68% driven by deals not refinancing at maturity.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2021					2020
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	54,651	950	469	2,396	58,466	46,912	1,516	849	3,973	53,250
Structured Products	1,219	656	—	—	1,875	1,683	799	—	0	2,482
Social Housing	2,858	—	—	—	2,858	3,817	—	—	—	3,817
Financial Institutions	536	572	81	214	1,403	301	365	6	40	712
Legacy Portfolios in run-off	50	—	—	—	50	60	—	—	96	156
Derivatives	—	—	—	—	—	—	—	—	—	—
Crown Dependencies	—	—	—	742	742	—	—	—	275	275
	59,314	2,178	550	3,352	65,394	52,773	2,680	855	4,384	60,692
Credit risk mitigation (audited)

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2021	£m	£m	£m
Legacy Portfolios in run–off	2	—	2
Crown Dependencies	—	—	—
	2	—	2

2020
Legacy Portfolios in run–off	—	—	—
Crown Dependencies	—	—	—
	—	—	—
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2021 and 31 December 2020.

2021	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	58,466	—	—	—	58,466	—
Structured Products	1,875	—	—	—	1,875	—
Social Housing	2,858	—	—	—	2,858	1
Financial Institutions	1,403	—	—	—	1,403	—
Legacy Portfolios in run-off	48	—	—	2	50	1
Derivatives	—	—	—	—	—	—
Crown Dependencies	742	—	—	—	742	—
	65,392	—	—	2	65,394	2

2020
Sovereign and Supranational	53,250	—	—	—	53,250	—
Structured Products	2,482	—	—	—	2,482	35
Social Housing	3,748	69	—	—	3,817	—
Financial Institutions	712	—	—	—	712	—
Legacy Portfolios in run-off	156	—	—	—	156	—
Derivatives	—	—	—	—	—	—
Crown Dependencies	275	—	—	—	275	—
	60,623	69	—	—	60,692	35

(1)Includes committed facilities and derivatives.
2021 compared to 2020
In Corporate Centre, exposures were all fully performing at 31 December 2021. The exposure that was subject to enhanced monitoring in 2020 was upgraded to fully performing following completion of a restructure.
Loan loss allowances decreased by £33m (94%). This reflects the improved economic assumptions and scenario weightings applied within the IFRS 9 model due to the improved economic outlook as well as the release of some Covid-19 related PMAs.
Loan modifications (audited)
There were no loan modifications made in 2021 and 2020.
CORPORATE & INVESTMENT BANKING – 2020 CREDIT RISK REVIEW
This section sets out the credit risk profile for the CIB business at 31 December 2020, as published in the 2020 Annual Report. For the 2021 financial performance and cash flow information relating to CIB prior to its transfer to SLB in 2021, see Note 43.
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 127 also apply to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	12,972	4	397	37	15	9	13,384	50
Transfers from Stage 1 to Stage 2(3)	(43)	—	43	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	(40)	(13)	40	13	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	(43)	—	3	(13)	40	13	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	8	—	—	—	8
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased (5)	1,119	1	43	—	—	—	1,162	1
Redemptions, repayments and assets sold(7)	(5,005)	(1)	(287)	(1)	(1)	—	(5,293)	(2)
Changes in risk parameters and other movements(6)	2,174	5	273	(7)	(12)	—	2,435	(2)
Assets written off (7)	—	—	—	—	(42)	(22)	(42)	(22)
At 31 December 2020	11,217	9	429	24	—	—	11,646	33
Net movement in the period	(1,755)	5	32	(13)	(15)	(9)	(1,738)	(17)

ECL charge/(release) to the Income Statement		5		(13)		13		5
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		2		2
Total ECL charge/(release) to the Income Statement		5		(13)		15		7
Committed exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. guarantees. Therefore, committed exposures are typically higher than asset balances. However, committed exposures can be smaller than the asset balances due to netting. The derivative and other treasury product exposures (classified as ‘Financial Institutions’) are also typically lower than the asset balances, because we show our overall risk exposure which takes into account our procedures to mitigate credit risk. The balances on our balance sheet only reflect the more restrictive netting permitted by IAS 32.
Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other	Total
2020	£m	£m	£m	£m	£m	£m	£m	£m	£m
Large Corporate	174	1,826	3,267	3,882	1,523	157	81	—	10,910
Financial Institutions	367	444	639	23	6	—	—	—	1,479
	541	2,270	3,906	3,905	1,529	157	81	—	12,389
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2020
	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m
Large Corporate	9,838	1,052	—	20	10,910
Financial Institutions	655	439	131	254	1,479
	10,493	1,491	131	274	12,389
Credit risk mitigation (audited)

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2020	£m	£m	£m
Large Corporate	—	—	—
	—	—	—
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2020.

2020	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
Large Corporate	9,398	252	1,260	—	10,910	33
Financial Institutions	1,479	—	—	—	1,479	—
	10,877	252	1,260	—	12,389	33
(1) Includes committed facilities and derivatives.
Loan modifications
Forbearance
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

2020
£m
Financial assets modified in the period:
–Amortised cost before modification	23
–Net modification gain/ (loss)	1
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	—

We only make forbearance arrangements for lending to customers. The balances (audited) at 31 December 2020, analysed by their staging at the period–end and the forbearance we applied, were:

2020
£m
Stock(1)
–Term extension	23
–Interest-only	—
–Other payment rescheduling	—
23
Of which:
–Stage 1	—
–Stage 2	23
–Stage 3	—
23
Proportion of portfolio	0.2%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.